UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2017

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Brazil — 9.1%
Banco do Brasil SA	300,700	3,192,178
Gerdau SA Preference Shares	1,508,900	6,213,889
Itau Unibanco Holding SA ADR	793,114	10,143,928
Klabin SA	666,200	3,318,771
Kroton Educacional SA	1,096,600	4,812,680
Multiplan Empreendimentos Imobiliarios SA GDR	18,974	401,924
Multiplan Empreendimentos Imobiliarios SA	349,100	7,215,648
Petroleo Brasileiro SAPetrobras ADR	469,394	4,731,491
Raia Drogasil SA	237,100	4,522,764
Vale SA ADR	1,477,343	15,290,500
		59,843,773
China — 27.0%
AAC Technologies Holdings, Inc.	567,000	5,970,997
Alibaba Group Holding Ltd. ADR(1)	231,767	23,848,824
Anhui Conch Cement Co. Ltd., H Shares	1,823,000	6,352,285
Beijing Enterprises Water Group Ltd.(1)	10,438,000	7,462,533
Brilliance China Automotive Holdings Ltd.	2,816,000	4,425,563
China Gas Holdings Ltd.	3,108,000	4,612,215
China Lodging Group Ltd. ADR	120,261	6,971,530
China Mobile Ltd.	478,500	5,276,327
China Railway Construction Corp. Ltd., H Shares	5,759,000	8,145,644
Ctrip.com International Ltd. ADR(1)	145,574	6,906,031
Industrial & Commercial Bank of China Ltd., H Shares	20,047,645	13,144,896
New Oriental Education & Technology Group, Inc. ADR(1)	113,539	5,496,423
Nine Dragons Paper Holdings Ltd.	3,358,000	4,260,817
Ping An Insurance Group Co. of China Ltd., H Shares	1,898,500	10,124,812
Shenzhou International Group Holdings Ltd.	1,105,000	6,604,748
Sunny Optical Technology Group Co. Ltd.	1,117,000	7,187,282
TAL Education Group ADR(1)	95,460	8,254,426
Tencent Holdings Ltd.	1,241,400	33,102,294
Weibo Corp. ADR(1)	68,722	3,471,835
Weichai Power Co. Ltd., H Shares	3,319,000	5,840,284
		177,459,766
Czech — 0.9%
Moneta Money Bank AS(1)	1,886,927	6,310,483
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	587,884	2,665,891
Commercial International Bank Egypt S.A.E. GDR	972,720	4,357,785
		7,023,676
Hungary — 2.3%
OTP Bank plc	274,738	7,980,515
Richter Gedeon Nyrt	323,747	7,180,514
		15,161,029
India — 7.3%
Bharat Financial Inclusion Ltd.(1)	518,400	6,556,655
Godrej Consumer Products Ltd.	296,814	7,335,518
Havells India Ltd.	846,277	5,151,072

HDFC Bank Ltd.	566,751	12,208,056
Larsen & Toubro Ltd.	211,433	4,655,923
Motherson Sumi Systems Ltd.	1,345,182	7,060,725
Vakrangee Ltd.	1,001,199	4,759,986
		47,727,935
Indonesia — 4.8%
Astra International Tbk PT	12,116,600	7,450,219
Bank Rakyat Indonesia Persero Tbk PT	6,512,800	5,835,930
Indofood Sukses Makmur Tbk PT	10,523,200	6,411,293
Telekomunikasi Indonesia Persero Tbk PT	12,599,400	3,637,349
United Tractors Tbk PT	4,374,800	8,086,294
		31,421,085
Malaysia — 0.7%
My EG Services Bhd	12,584,550	4,620,004
Mexico — 1.3%
Alsea SAB de CV	1,154,720	3,248,377
Cemex SAB de CV ADR(1)	601,727	5,090,611
		8,338,988
Peru — 1.0%
Credicorp Ltd.	39,179	6,449,647
Philippines — 0.8%
Ayala Land, Inc.	7,455,800	5,241,257
Russia — 6.3%
Moscow Exchange MICEX-RTS PJSC	3,448,953	7,337,745
Novatek PJSC GDR	41,503	5,374,639
Sberbank of Russia PJSC ADR	892,621	9,738,495
TMK PJSC	2,449,846	3,174,638
X5 Retail Group NV GDR(1)	296,988	8,998,736
Yandex NV, A Shares(1)	303,940	6,838,650
		41,462,903
South Africa — 5.7%
Aspen Pharmacare Holdings Ltd.	309,526	6,686,517
Capitec Bank Holdings Ltd.	127,857	7,066,615
Discovery Holdings Ltd.	488,258	4,578,291
Naspers Ltd., N Shares	74,203	11,866,088
Sappi Ltd.(1)	1,131,634	7,057,669
		37,255,180
South Korea — 13.2%
CJ Korea Express Corp.(1)	29,806	4,547,013
GS Retail Co. Ltd.	108,415	5,043,227
HS Industries Co. Ltd.	457,469	4,328,913
Kumho Petrochemical Co. Ltd.	45,530	3,088,349
Medy-Tox, Inc.	24,879	9,051,710
NAVER Corp.	7,194	4,937,028
Samsung Electronics Co. Ltd.	25,144	42,738,685
Seegene, Inc.	155,485	4,730,209
SK Hynix, Inc.	126,521	5,225,320
SK Materials Co. Ltd.	19,480	2,935,567
		86,626,021
Taiwan — 9.7%
AU Optronics Corp.	10,872,000	4,304,722
Hota Industrial Manufacturing Co. Ltd.	790,000	3,550,652
Largan Precision Co. Ltd.	51,000	7,574,628

Powertech Technology, Inc.	1,080,000	3,137,145
President Chain Store Corp.	669,000	4,897,087
Taiwan Paiho Ltd.	2,350,000	7,052,859
Taiwan Semiconductor Manufacturing Co. Ltd.	5,391,939	32,955,673
		63,472,766
Thailand — 4.4%
Airports of Thailand PCL	2,950,000	3,274,914
CP ALL PCL	4,860,600	8,355,015
Kasikornbank PCL	764,400	4,171,784
KCE Electronics PCL	1,506,500	4,240,410
Minor International PCL	3,612,400	3,544,562
Srisawad Power 1979 PCL	3,987,000	5,054,354
		28,641,039
Turkey — 1.5%
BIM Birlesik Magazalar AS	226,952	3,267,919
Tofas Turk Otomobil Fabrikasi AS	876,201	6,544,240
		9,812,159
United Kingdom — 1.1%
Tullow Oil plc(1)	2,124,399	7,075,188
TOTAL COMMON STOCKS (Cost $515,147,884)		643,942,899
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $3,764,170), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $3,690,233)		3,690,185
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $7,532,356), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $7,382,021)		7,382,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,719	3,719
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,075,904)		11,075,904
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $526,223,788)		655,018,803
OTHER ASSETS AND LIABILITIES — 0.1%		625,292
TOTAL NET ASSETS — 100.0%		$655,644,095

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	29.6%
Financials	19.3%
Consumer Discretionary	14.3%
Materials	9.0%
Consumer Staples	7.5%
Industrials	6.0%
Health Care	4.2%
Energy	3.1%
Real Estate	2.0%
Utilities	1.8%
Telecommunication Services	1.4%
Cash and Equivalents*	1.8%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	30,165,919	29,677,854	—
China	54,949,069	122,510,697	—
Mexico	5,090,611	3,248,377	—
Peru	6,449,647	—	—
Russia	6,838,650	34,624,253	—
Other Countries	—	350,387,822	—
Temporary Cash Investments	3,719	11,072,185	—
	103,497,615	551,521,188	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$526,546,536
Gross tax appreciation of investments	$134,660,721
Gross tax depreciation of investments	(6,188,454)
Net tax appreciation (depreciation) of investments	$128,472,267

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2017

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.5%
Brazil — 8.5%
Banco ABC Brasil SA Preference Shares	10,700	62,587
Bradespar SA Preference Shares	11,500	86,068
Estacio Participacoes SA	10,500	50,527
Linx SA	10,400	55,325
Metalurgica Gerdau SA Preference Shares	56,000	105,168
Minerva SA(1)	12,800	44,425
Multiplan Empreendimentos Imobiliarios SA GDR	250	5,296
Multiplan Empreendimentos Imobiliarios SA	4,600	95,079
Raia Drogasil SA	3,200	61,041
		565,516
China — 22.0%
AviChina Industry & Technology Co. Ltd., H Shares	82,000	59,681
Beijing Enterprises Water Group Ltd.	100,000	71,494
Brilliance China Automotive Holdings Ltd.	32,000	50,291
China Agri-Industries Holdings Ltd.(1)	164,000	80,913
China Lodging Group Ltd. ADR	1,796	104,114
China Resources Cement Holdings Ltd.	240,000	124,902
Golden Eagle Retail Group Ltd.	43,000	63,922
Huaneng Renewables Corp. Ltd., H Shares	96,000	32,648
Lonking Holdings Ltd.	252,000	68,170
Maanshan Iron & Steel Co. Ltd., H Shares	170,000	65,040
Minth Group Ltd.	10,000	31,818
Nine Dragons Paper Holdings Ltd.	72,000	91,358
Pou Sheng International Holdings Ltd.	312,000	75,961
SIIC Environment Holdings Ltd.(1)	71,900	28,475
SINA Corp.(1)	1,929	134,123
Sinotruk Hong Kong Ltd.	79,000	65,639
Sunny Optical Technology Group Co. Ltd.	21,000	135,123
TAL Education Group ADR(1)	1,365	118,032
Weibo Corp. ADR(1)	1,356	68,505
		1,470,209
Colombia — 0.8%
Cementos Argos SA	12,956	51,764
Czech — 1.3%
Moneta Money Bank AS(1)	25,330	84,711
Greece — 1.3%
JUMBO SA	6,136	86,781
Hungary — 1.0%
Richter Gedeon Nyrt	2,996	66,449
India — 3.3%
Bharat Financial Inclusion Ltd.(1)	5,877	74,331
Havells India Ltd.	6,524	39,710
Vakrangee Ltd.	22,005	104,618
		218,659
Indonesia — 3.2%
AKR Corporindo Tbk PT	141,400	67,328
Indofood Sukses Makmur Tbk PT	139,800	85,174

Mitra Keluarga Karyasehat Tbk PT	333,300	63,731
		216,233
Malaysia — 2.0%
Carlsberg Brewery Malaysia Bhd	15,600	49,892
My EG Services Bhd	233,400	85,685
		135,577
Mexico — 2.6%
Alsea SAB de CV	15,683	44,118
Banregio Grupo Financiero SAB de CV	17,079	88,407
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	5,107	44,254
		176,779
Philippines — 2.5%
CEMEX Holdings Philippines, Inc.(1)	170,800	30,919
DoubleDragon Properties Corp.(1)	60,940	65,533
Puregold Price Club, Inc.	77,000	70,537
		166,989
Russia — 5.1%
Moscow Exchange MICEX-RTS PJSC	58,718	124,924
TMK PJSC	49,234	63,800
X5 Retail Group NV GDR(1)	2,880	87,264
Yandex NV, A Shares(1)	2,813	63,293
		339,281
South Africa — 6.1%
Capitec Bank Holdings Ltd.	1,711	94,566
Dis-Chem Pharmacies Ltd.(1)	42,293	77,316
Discovery Holdings Ltd.	6,941	65,084
Petra Diamonds Ltd.	49,350	84,077
Sappi Ltd.(1)	14,009	87,370
		408,413
South Korea — 12.8%
CJ Korea Express Corp.(1)	231	35,240
Cosmax, Inc.	539	68,403
Duk San Neolux Co. Ltd.(1)	3,845	83,650
GS Retail Co. Ltd.	2,045	95,129
HS Industries Co. Ltd.	9,582	90,672
Jusung Engineering Co. Ltd.(1)	5,231	49,500
Kumho Petrochemical Co. Ltd.	1,013	68,713
Medy-Tox, Inc.	325	118,244
Seegene, Inc.(1)	2,987	90,871
SK Materials Co. Ltd.	591	89,062
Wonik Materials Co. Ltd.(1)	1,316	68,782
		858,266
Taiwan — 13.5%
ASPEED Technology, Inc.	5,000	79,180
AU Optronics Corp.	175,000	69,291
Chroma ATE, Inc.	31,000	94,673
Egis Technology, Inc.(1)	12,000	101,946
Global PMX Co. Ltd.	15,000	71,638
Gourmet Master Co. Ltd.	7,000	65,762
Hota Industrial Manufacturing Co. Ltd.	13,000	58,428
Nien Made Enterprise Co. Ltd.	6,000	58,727
Powertech Technology, Inc.	22,000	63,905
Taiwan Paiho Ltd.	27,000	81,033

TCI Co. Ltd.	12,000	67,044
Vanguard International Semiconductor Corp.	48,000	94,882
		906,509
Thailand — 5.4%
CH Karnchang PCL	100,100	78,146
Digital Telecommunications Infrastructure Fund	139,300	56,669
KCE Electronics PCL	20,200	56,858
Minor International PCL	40,700	39,936
Sino-Thai Engineering & Construction PCL	89,600	65,457
Srisawad Power 1979 PCL	51,935	65,838
		362,904
Turkey — 1.0%
Tofas Turk Otomobil Fabrikasi AS	9,239	69,005
United Kingdom — 1.1%
Tullow Oil plc(1)	22,085	73,553
TOTAL COMMON STOCKS (Cost $5,585,597)		6,257,598
EXCHANGE-TRADED FUNDS — 4.8%
iShares MSCI India Small-Cap ETF (Cost $244,801)	8,248	320,022
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $40,975), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $40,171)		40,170
State Street Institutional U.S. Government Money Market Fund, Premier Class	80,399	80,399
TOTAL TEMPORARY CASH INVESTMENTS (Cost $120,569)		120,569
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,950,967)		6,698,189
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,421)
TOTAL NET ASSETS — 100.0%		$6,693,768

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.5%
Materials	17.1%
Consumer Discretionary	16.0%
Consumer Staples	11.6%
Financials	9.9%
Industrials	7.9%
Health Care	5.1%
Real Estate	2.5%
Energy	2.1%
Utilities	2.0%
Telecommunication Services	0.8%
Exchange-Traded Funds	4.8%
Cash and Equivalents*	1.7%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	424,774	1,045,435	—
Russia	63,293	275,988	—
Other Countries	—	4,448,108	—
Exchange-Traded Funds	320,022	—	—
Temporary Cash Investments	80,399	40,170	—
	888,488	5,809,701	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,951,854
Gross tax appreciation of investments	$887,559
Gross tax depreciation of investments	(141,224)
Net tax appreciation (depreciation) of investments	$746,335

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2017

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 6.4%
CSL Ltd.	1,210	109,340
Fortescue Metals Group Ltd.	27,200	138,264
Treasury Wine Estates Ltd.	10,400	94,966
		342,570
Austria — 2.2%
Erste Group Bank AG	4,060	118,110
Belgium — 2.6%
KBC Group NV	2,230	136,408
Brazil — 1.5%
Itau Unibanco Holding SA Preference Shares	6,100	78,257
China — 7.3%
Alibaba Group Holding Ltd. ADR(1)	1,920	197,568
Tencent Holdings Ltd.	7,200	191,990
		389,558
Denmark — 3.0%
AP Moeller - Maersk A/S, B Shares	60	97,822
Pandora A/S	540	61,566
		159,388
France — 10.6%
ArcelorMittal	14,520	127,829
Kering	570	138,736
TOTAL SA	4,110	204,862
Vivendi SA	5,240	92,456
		563,883
Germany — 8.3%
adidas AG	740	124,179
Fresenius Medical Care AG & Co. KGaA	1,130	94,034
Infineon Technologies AG	6,790	120,848
Zalando SE(1)	2,560	102,380
		441,441
Hong Kong — 2.7%
AIA Group Ltd.	23,000	145,326
India — 4.3%
HDFC Bank Ltd. ADR	1,560	111,836
Tata Motors Ltd. ADR	3,530	118,573
		230,409
Indonesia — 2.4%
Bank Mandiri Persero Tbk PT	150,800	127,777
Ireland — 1.5%
Ryanair Holdings plc ADR(1)	980	80,115
Japan — 14.4%
Calbee, Inc.	3,500	118,697
Komatsu Ltd.	4,700	113,395
MonotaRO Co. Ltd.	3,400	96,239
Omron Corp.	2,800	120,379
ORIX Corp.	9,600	149,326
Ryohin Keikaku Co. Ltd.	400	84,561

Shin-Etsu Chemical Co. Ltd.	1,000	84,588
		767,185
Mexico — 3.6%
Alsea SAB de CV	29,644	83,392
Cemex SAB de CV ADR(1)	12,845	108,669
		192,061
Portugal — 2.7%
Jeronimo Martins SGPS SA	9,000	144,735
Russia — 1.7%
X5 Retail Group NV GDR(1)	3,030	91,809
Sweden — 1.6%
Lundin Petroleum AB(1)	4,250	87,104
Switzerland — 2.7%
Roche Holding AG	580	141,311
United Kingdom — 18.4%
Ashtead Group plc	6,930	142,401
London Stock Exchange Group plc	3,420	130,621
Shire plc	2,960	178,283
St. James's Place plc	7,290	95,433
Tullow Oil plc	25,540	85,060
Weir Group plc (The)	6,530	152,575
Wolseley plc	2,280	139,052
Worldpay Group plc	17,690	59,574
		982,999
TOTAL COMMON STOCKS (Cost $4,926,234)		5,220,446
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $51,084), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $50,081)		50,080
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $105,394), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $100,000)		100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	233	233
TOTAL TEMPORARY CASH INVESTMENTS (Cost $150,313)		150,313
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $5,076,547)		5,370,759
OTHER ASSETS AND LIABILITIES — (0.7)%		(39,173)
TOTAL NET ASSETS — 100.0%		$5,331,586

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.5%
Industrials	15.4%
Consumer Discretionary	15.1%
Information Technology	13.0%
Health Care	9.8%
Materials	8.6%
Consumer Staples	8.4%
Energy	7.1%
Cash and Equivalents*	2.1%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	197,568	191,990	—
India	230,409	—	—
Ireland	80,115	—	—
Mexico	108,669	83,392	—
Other Countries	—	4,328,303	—
Temporary Cash Investments	233	150,080	—
	616,994	4,753,765	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,080,009
Gross tax appreciation of investments	$408,308
Gross tax depreciation of investments	(117,558)
Net tax appreciation (depreciation) of investments	$290,750

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
February 28, 2017

Global Growth - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Austria — 0.6%
Erste Group Bank AG	103,750	3,018,203
Belgium — 0.5%
UCB SA	38,960	2,774,039
Brazil — 0.9%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	465,700	2,843,755
CCR SA	323,800	1,879,405
		4,723,160
China — 3.3%
Alibaba Group Holding Ltd. ADR(1)	63,750	6,559,875
Tencent Holdings Ltd.	361,800	9,647,503
		16,207,378
Denmark — 0.7%
AP Moeller - Maersk A/S, B Shares	2,030	3,309,633
France — 7.9%
ArcelorMittal(1)	90,690	798,399
Danone SA	83,970	5,565,198
Ingenico Group SA	26,410	2,369,240
Kering	25,590	6,228,530
Legrand SA	61,460	3,465,191
Thales SA	37,720	3,716,331
TOTAL SA	161,254	8,037,665
Valeo SA	80,580	4,952,105
Vivendi SA	221,280	3,904,330
		39,036,989
Germany — 1.3%
Fresenius Medical Care AG & Co. KGaA	54,303	4,518,869
Zalando SE(1)	53,720	2,148,388
		6,667,257
Hong Kong — 2.5%
AIA Group Ltd.	968,200	6,117,586
Hang Seng Bank Ltd.	148,100	3,037,205
Melco Crown Entertainment Ltd. ADR	109,689	1,795,609
Sands China Ltd.	380,000	1,586,006
		12,536,406
Hungary — 0.4%
OTP Bank plc	64,910	1,885,488
India — 1.5%
HDFC Bank Ltd.	210,380	4,531,674
Tata Motors Ltd. ADR	87,960	2,954,576
		7,486,250
Indonesia — 1.5%
Astra International Tbk PT	5,940,300	3,652,554
Bank Central Asia Tbk PT	2,652,700	3,073,201
Bank Mandiri Persero Tbk PT	783,400	663,799
		7,389,554

Ireland — 1.8%
CRH plc	259,715	8,767,398
Israel — 0.7%
Mobileye NV(1)	80,791	3,677,606
Japan — 4.4%
Keyence Corp.	11,800	4,564,760
NTT DOCOMO, Inc.	170,500	4,047,563
ORIX Corp.	390,500	6,074,135
Rohm Co. Ltd.	15,100	975,798
Sohgo Security Services Co. Ltd.	28,700	1,085,718
Start Today Co. Ltd.	123,000	2,570,689
Sysmex Corp.	45,700	2,640,020
		21,958,683
Mexico — 0.4%
Fomento Economico Mexicano SAB de CV ADR	23,019	1,853,950
Netherlands — 0.7%
ASML Holding NV	28,330	3,434,964
Poland — 0.3%
Powszechny Zaklad Ubezpieczen SA	150,480	1,335,042
Portugal — 0.8%
Jeronimo Martins SGPS SA	236,760	3,807,500
Russia — 0.2%
Magnit PJSC GDR	22,610	824,361
Sweden — 0.8%
Sandvik AB	302,080	4,109,568
Switzerland — 2.3%
Julius Baer Group Ltd.	75,490	3,694,264
Nestle SA	35,630	2,634,069
Roche Holding AG	21,771	5,304,290
		11,632,623
Turkey — 0.4%
Turkiye Garanti Bankasi AS	888,440	2,104,463
United Kingdom — 4.3%
Ashtead Group plc	296,708	6,096,899
Rio Tinto plc	76,700	3,137,861
Shire plc	95,890	5,775,538
Weir Group plc (The)	142,990	3,340,991
Whitbread plc	62,050	2,945,050
		21,296,339
United States — 61.4%
Adobe Systems, Inc.(1)	77,587	9,181,646
Agilent Technologies, Inc.	90,240	4,629,312
Alexion Pharmaceuticals, Inc.(1)	22,574	2,962,837
Allegion plc	45,376	3,293,844
Allergan plc(1)	30,790	7,538,008
Alliance Data Systems Corp.	29,962	7,280,167
Alphabet, Inc., Class A(1)	11,965	10,109,587
Alphabet, Inc., Class C(1)	10,204	8,400,035
American Express Co.	80,320	6,430,419
American Tower Corp.	26,180	3,005,202
AMETEK, Inc.	32,510	1,754,565
Autodesk, Inc.(1)	73,700	6,360,310
Bank of America Corp.	144,700	3,571,196

Becton Dickinson and Co.	43,220	7,911,421
Boston Scientific Corp.(1)	239,220	5,872,851
Celgene Corp.(1)	77,868	9,617,477
Citizens Financial Group, Inc.	146,170	5,462,373
Cognizant Technology Solutions Corp., Class A(1)	50,810	3,011,509
Comerica, Inc.	68,870	4,909,054
Costco Wholesale Corp.	19,100	3,384,138
Danaher Corp.	29,970	2,563,933
EOG Resources, Inc.	76,130	7,383,849
EQT Corp.	126,370	7,568,299
Equinix, Inc.	22,686	8,531,524
Facebook, Inc., Class A(1)	92,821	12,580,958
Fastenal Co.	94,830	4,744,345
Fidelity National Information Services, Inc.	49,540	4,075,656
Fortune Brands Home & Security, Inc.	106,623	6,166,008
HD Supply Holdings, Inc.(1)	126,190	5,426,170
Home Depot, Inc. (The)	59,594	8,635,766
IHS Markit Ltd.	131,820	5,246,436
Ingersoll-Rand plc	45,795	3,634,291
Interactive Brokers Group, Inc., Class A	89,870	3,299,128
Intercontinental Exchange, Inc.	164,990	9,425,879
Lennox International, Inc.	21,990	3,619,994
MarketAxess Holdings, Inc.	15,903	3,104,743
Martin Marietta Materials, Inc.	51,640	11,151,658
Mastercard, Inc., Class A	59,900	6,616,554
Mondelez International, Inc., Class A	110,060	4,833,835
MSCI, Inc., Class A	53,050	5,017,999
Newell Brands, Inc.	153,110	7,506,983
PayPal Holdings, Inc.(1)	114,980	4,829,160
Pioneer Natural Resources Co.	60,438	11,239,655
Roper Technologies, Inc.	39,200	8,200,640
Sirius XM Holdings, Inc.	966,930	4,921,674
Sysco Corp.	24,470	1,290,058
Texas Capital Bancshares, Inc.	27,160	2,421,314
Texas Instruments, Inc.	42,200	3,233,364
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	12,320	3,368,658
Visa, Inc., Class A	95,432	8,392,290
Zions Bancorp	148,429	6,664,462
Zoetis, Inc.	78,708	4,195,923
		304,577,157
TOTAL COMMON STOCKS (Cost $367,680,667)		494,414,011
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $698,227), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $684,512)		684,503
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $1,400,231), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $1,369,004)		1,369,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,862	2,862
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,056,365)		2,056,365
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $369,737,032)		496,470,376
OTHER ASSETS AND LIABILITIES†		(86,412)
TOTAL NET ASSETS — 100.0%		$496,383,964

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.3%
Financials	17.6%
Industrials	14.5%
Health Care	12.8%
Consumer Discretionary	11.6%
Energy	6.9%
Consumer Staples	5.0%
Materials	4.8%
Real Estate	2.3%
Telecommunication Services	0.8%
Cash and Equivalents*	0.4%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	3,018,203	—
Belgium	—	2,774,039	—
Brazil	—	4,723,160	—
China	6,559,875	9,647,503	—
Denmark	—	3,309,633	—
France	—	39,036,989	—
Germany	—	6,667,257	—
Hong Kong	1,795,609	10,740,797	—
Hungary	—	1,885,488	—
India	2,954,576	4,531,674	—
Indonesia	—	7,389,554	—
Ireland	—	8,767,398	—
Japan	—	21,958,683	—
Netherlands	—	3,434,964	—
Poland	—	1,335,042	—
Portugal	—	3,807,500	—
Russia	—	824,361	—
Sweden	—	4,109,568	—
Switzerland	—	11,632,623	—
Turkey	—	2,104,463	—
United Kingdom	—	21,296,339	—
Other Countries	310,108,713	—	—
Temporary Cash Investments	2,862	2,053,503	—
	321,421,635	175,048,741	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$371,018,978
Gross tax appreciation of investments	$128,872,569
Gross tax depreciation of investments	(3,421,171)
Net tax appreciation (depreciation) of investments	$125,451,398

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2017

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 2.8%
Bapcor Ltd.	10,482	44,683
BlueScope Steel Ltd.	7,933	74,325
Northern Star Resources Ltd.	10,206	32,787
Pact Group Holdings Ltd.	10,295	52,647
		204,442
Belgium — 0.9%
Galapagos NV(1)	873	61,632
Brazil — 0.7%
CVC Brasil Operadora e Agencia de Viagens SA	5,800	53,122
Canada — 7.0%
Alamos Gold, Inc., Class A	4,315	31,220
Canadian Energy Services & Technology Corp.	8,391	47,319
Descartes Systems Group, Inc. (The)	1,801	37,777
Enerflex Ltd.	4,371	57,032
FirstService Corp.	661	38,076
Freshii, Inc.	5,000	55,037
HudBay Minerals, Inc.	8,275	64,109
Parex Resources, Inc.(1)	6,427	76,551
Shopify, Inc., Class A(1)	1,222	72,564
Trican Well Service Ltd.	7,521	27,860
		507,545
China — 2.0%
China Resources Cement Holdings Ltd.	34,000	17,694
Lonking Holdings Ltd.	183,000	49,505
Q Technology Group Co. Ltd.	47,000	34,510
Tongda Group Holdings Ltd.	120,000	40,346
		142,055
Finland — 1.3%
Konecranes Oyj	810	29,133
Outokumpu Oyj(1)	6,597	65,311
		94,444
France — 2.4%
Eurofins Scientific SE	117	49,989
Nexans SA(1)	1,081	55,743
SOITEC	829	34,690
Tarkett SA	830	34,715
		175,137
Germany — 2.5%
AURELIUS Equity Opportunities SE & Co. KGaA	517	34,254
CTS Eventim AG & Co. KGaA	1,553	56,465
Grammer AG	576	34,410
Stabilus SA(1)	1,026	58,923
		184,052
Hong Kong — 1.2%
Melco International Development Ltd.	46,000	70,634

Pacific Basin Shipping Ltd.	80,000	17,519
		88,153
Italy — 3.6%
Amplifon SpA	4,335	46,430
Banca Generali SpA	1,690	40,821
Davide Campari-Milano SpA	7,380	74,665
Moncler SpA	2,647	50,532
Salvatore Ferragamo SpA	1,721	49,191
		261,639
Japan — 10.3%
Daifuku Co. Ltd.	3,100	72,406
DMG Mori Co. Ltd.	5,000	79,131
GMO Payment Gateway, Inc.	600	34,234
Itochu Techno-Solutions Corp.	2,100	56,918
JAC Recruitment Co. Ltd.	2,700	38,261
Nachi-Fujikoshi Corp.	9,000	48,627
Nifco, Inc.	1,200	61,418
Nissha Printing Co. Ltd.	1,000	28,439
Pigeon Corp.	1,200	35,302
SMS Co. Ltd.	1,300	28,778
Tokai Tokyo Financial Holdings, Inc.	10,100	58,436
Topcon Corp.	4,500	78,829
Ulvac, Inc.	1,700	75,055
Vector, Inc.	4,200	48,600
		744,434
Netherlands — 1.0%
ASR Nederland NV	2,106	56,223
OCI NV	906	18,016
		74,239
New Zealand — 1.2%
a2 Milk Co. Ltd.	28,217	47,811
Fisher & Paykel Healthcare Corp. Ltd.	5,728	37,587
		85,398
Norway — 0.5%
Aker BP ASA	2,095	36,860
South Africa — 1.9%
Dis-Chem Pharmacies Ltd.	23,889	43,671
Kumba Iron Ore Ltd.	5,552	90,788
		134,459
South Korea — 2.1%
CJ CGV Co. Ltd.	811	53,577
Korea Kolmar Co. Ltd.	776	52,637
SK Materials Co. Ltd.	292	44,003
		150,217
Sweden — 4.2%
Dometic Group AB(1)	10,217	77,534
Saab AB, B Shares	1,959	77,695
SSAB AB, A Shares(1)	20,981	83,049
Vitrolife AB	1,275	62,291
		300,569
Switzerland — 2.8%
Logitech International SA	2,688	77,748
Straumann Holding AG	116	49,144

Temenos Group AG	928	71,747
		198,639
Taiwan — 1.4%
Advanced Ceramic X Corp.	5,000	52,121
AirTAC International Group	5,000	46,252
		98,373
Thailand — 0.6%
Taokaenoi Food & Marketing PCL	51,500	41,312
United Kingdom — 7.2%
Ashmore Group plc	12,466	55,068
ASOS plc(1)	1,060	71,447
BBA Aviation plc	17,863	67,604
Bellway plc	1,203	38,901
NEX Group plc	9,494	68,445
Rentokil Initial plc	25,749	76,394
RPC Group plc	4,183	47,389
Spectris plc	1,126	33,952
UDG Healthcare plc	6,876	58,829
		518,029
United States — 40.9%
AAR Corp.	1,531	52,697
Almost Family, Inc.	1,457	72,340
America's Car-Mart, Inc.	1,537	48,953
American Homes 4 Rent	2,212	52,579
Astec Industries, Inc.	419	26,468
Barracuda Networks, Inc.(1)	1,461	34,567
Big 5 Sporting Goods Corp.	2,884	38,790
BWX Technologies, Inc.	1,547	71,843
Capital Bank Financial Corp., Class A	894	36,475
Collegium Pharmaceutical, Inc.(1)	2,755	36,531
Copart, Inc.(1)	1,058	62,570
Euronet Worldwide, Inc.(1)	777	64,320
Fair Isaac Corp.	303	39,411
FCB Financial Holdings, Inc., Class A(1)	1,933	93,944
First Industrial Realty Trust, Inc.	1,337	35,965
Flexion Therapeutics, Inc.(1)	3,081	61,774
Granite Construction, Inc.	592	31,382
Harsco Corp.	3,934	55,469
HEICO Corp.	420	34,503
Home BancShares, Inc.	3,633	102,233
Hostess Brands, Inc.(1)	10,382	158,118
INC Research Holdings, Inc., Class A(1)	1,250	54,563
James River Group Holdings Ltd.	1,674	72,015
John Bean Technologies Corp.	433	38,710
Keane Group, Inc.	1,727	30,257
Kennametal, Inc.	1,778	65,946
LCI Industries	525	56,543
Lincoln Electric Holdings, Inc.	624	52,547
Lumber Liquidators Holdings, Inc.(1)	1,879	33,315
MarketAxess Holdings, Inc.	444	86,682
Medpace Holdings, Inc.(1)	1,684	48,752
Monolithic Power Systems, Inc.	812	71,432
National Instruments Corp.	2,153	69,413

Nutrisystem, Inc.	2,160	100,440
Ollie's Bargain Outlet Holdings, Inc.	1,872	58,687
ON Semiconductor Corp.	3,409	51,578
PTC, Inc.(1)	1,171	63,105
RenaissanceRe Holdings Ltd.	453	66,881
REV Group, Inc.	761	21,650
Sensient Technologies Corp.	651	52,041
Six Flags Entertainment Corp.	1,188	72,005
Square, Inc.(1)	3,315	57,416
Summit Materials, Inc., Class A(1)	1,572	37,555
SVB Financial Group(1)	391	74,638
Trupanion, Inc.(1)	4,211	65,481
US Silica Holdings, Inc.	996	50,368
Vail Resorts, Inc.	261	47,288
Vocera Communications, Inc.(1)	3,455	71,484
Western Alliance Bancorp(1)	1,814	93,675
XPO Logistics, Inc.	1,504	76,689
		2,952,088
TOTAL COMMON STOCKS (Cost $6,176,813)		7,106,838
EXCHANGE-TRADED FUNDS — 1.2%
VanEck Vectors India Small-Cap Index ETF, Class C (Cost $77,577)	1,756	85,306
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $14,298),in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $14,017)		14,017
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,055	28,055
TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,072)		42,072
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $6,296,462)		7,234,216
OTHER ASSETS AND LIABILITIES — (0.3)%		(20,004)
TOTAL NET ASSETS — 100.0%		$7,214,212

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.0%
Consumer Discretionary	17.5%
Financials	16.0%
Information Technology	16.0%
Health Care	10.0%
Materials	9.7%
Energy	4.5%
Consumer Staples	4.1%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	0.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	2,952,088	—	—
Other Countries	—	4,154,750	—
Exchange-Traded Funds	85,306	—	—
Temporary Cash Investments	28,055	14,017	—
	3,065,449	4,168,767	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,311,660
Gross tax appreciation of investments	$986,898
Gross tax depreciation of investments	(64,342)
Net tax appreciation (depreciation) of investments	$922,556

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
February 28, 2017

International Discovery - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 6.0%
Alumina Ltd.	1,489,940	2,107,612
APN Outdoor Group Ltd.	524,740	2,385,747
Challenger Ltd.	767,160	6,728,798
Fortescue Metals Group Ltd.	990,070	5,032,745
South32 Ltd.	640,000	1,221,813
Treasury Wine Estates Ltd.	1,063,700	9,713,068
		27,189,783
Austria — 0.5%
Wienerberger AG	117,880	2,322,805
Belgium — 0.9%
Galapagos NV(1)	60,140	4,245,787
Brazil — 2.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	257,600	1,073,971
Gerdau SA ADR	572,970	2,331,988
Raia Drogasil SA	106,900	2,039,154
Smiles SA	194,400	3,851,449
		9,296,562
Canada — 5.7%
CCL Industries, Inc., Class B	28,090	5,970,553
Dollarama, Inc.	54,642	4,207,788
Lundin Mining Corp.(1)	772,860	4,649,263
Seven Generations Energy Ltd.(1)	255,840	4,740,417
Sleep Country Canada Holdings, Inc.	118,720	2,614,486
Trican Well Service Ltd.	1,011,890	3,748,305
		25,930,812
China — 5.0%
Brilliance China Automotive Holdings Ltd.	4,046,000	6,358,603
China Lodging Group Ltd. ADR	28,610	1,658,522
Shenzhou International Group Holdings Ltd.	376,000	2,247,408
Sunny Optical Technology Group Co. Ltd.	546,000	3,513,210
Weibo Corp. ADR(1)	73,070	3,691,496
Weichai Power Co. Ltd., H Shares	2,991,000	5,263,118
		22,732,357
Denmark — 4.3%
DSV A/S	215,540	10,609,820
Genmab A/S(1)	44,990	8,912,275
		19,522,095
Finland — 1.8%
Cargotec Oyj	18,590	903,572
Konecranes Oyj	62,390	2,243,957
Nokian Renkaat Oyj	130,450	5,131,316
		8,278,845
France — 7.9%
Arkema SA	64,290	6,231,954
BioMerieux	32,200	4,949,747
Nexans SA(1)	154,200	7,951,519
SEB SA	15,920	2,097,242

Teleperformance	90,910	10,064,396
Thales SA	47,150	4,645,414
		35,940,272
Germany — 3.7%
Dialog Semiconductor plc	18,260	962,299
Drillisch AG	127,810	5,795,199
KION Group AG	52,460	3,060,020
Salzgitter AG	184,280	6,737,254
		16,554,772
Hong Kong — 2.0%
ASM Pacific Technology Ltd.	545,300	6,782,094
PRADA SpA	610,200	2,326,697
		9,108,791
India — 1.3%
Vakrangee Ltd.	1,243,440	5,911,669
Indonesia — 1.3%
United Tractors Tbk PT	3,104,200	5,737,742
Ireland — 1.0%
Bank of Ireland(1)	18,974,086	4,502,655
Israel — 0.8%
Mobileye NV(1)	79,290	3,609,281
Italy — 3.1%
Buzzi Unicem SpA	174,360	4,318,681
FinecoBank Banca Fineco SpA	301,560	1,725,151
Industria Macchine Automatiche SpA	43,850	3,110,140
Salvatore Ferragamo SpA	169,880	4,855,612
		14,009,584
Japan — 19.4%
Ain Holdings, Inc.	31,300	2,248,351
Alps Electric Co. Ltd.	141,100	4,201,162
CyberAgent, Inc.	94,500	2,628,622
Daito Trust Construction Co. Ltd.	16,100	2,252,811
Daiwa Securities Group, Inc.	784,000	4,970,788
Disco Corp.	26,900	4,044,159
DMG Mori Co. Ltd.	290,000	4,589,612
Don Quijote Holdings Co. Ltd.	95,500	3,383,239
eRex Co. Ltd.	81,800	2,533,838
Mabuchi Motor Co. Ltd.	74,600	4,030,638
NGK Spark Plug Co. Ltd.	257,000	5,817,357
Nippon Shinyaku Co. Ltd.	63,000	3,398,282
Nissha Printing Co. Ltd.	174,100	4,951,262
Nitori Holdings Co. Ltd.	32,900	3,830,451
Omron Corp.	133,700	5,748,106
Seria Co. Ltd.	66,000	5,193,288
Sony Financial Holdings, Inc.	170,900	3,002,863
Start Today Co. Ltd.	129,300	2,702,358
Sumco Corp.	438,000	6,440,660
Taiyo Nippon Sanso Corp.	271,000	3,367,448
Temp Holdings Co. Ltd.	238,200	4,034,844
Topcon Corp.	269,000	4,712,199
		88,082,338
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	745,380	1,262,977

Norway — 2.5%
Aker BP ASA	154,510	2,718,462
Marine Harvest ASA	341,390	5,969,795
Storebrand ASA(1)	295,790	1,996,984
TGS Nopec Geophysical Co. ASA	30,530	670,068
		11,355,309
Russia — 2.4%
X5 Retail Group NV GDR(1)	244,870	7,419,561
Yandex NV, A Shares(1)	157,000	3,532,500
		10,952,061
South Africa — 0.6%
Capitec Bank Holdings Ltd.	52,510	2,902,211
South Korea — 5.4%
BGF retail Co. Ltd.	64,850	5,849,834
Hanssem Co. Ltd.	28,820	5,658,227
Hugel, Inc.(1)	8,150	2,656,724
Medy-Tox, Inc.	9,566	3,480,391
Samsung SDI Co. Ltd.	18,870	2,152,757
SK Materials Co. Ltd.	31,770	4,787,626
		24,585,559
Spain — 1.6%
Atresmedia Corp. de Medios de Comunicacion SA	179,800	2,074,328
Bankia SA	5,071,430	5,012,701
		7,087,029
Sweden — 4.2%
Boliden AB	198,370	6,056,630
Dometic Group AB(1)	377,000	2,860,933
Intrum Justitia AB	105,420	3,813,133
Lundin Petroleum AB(1)	126,700	2,596,714
SSAB AB, A Shares	969,580	3,837,890
		19,165,300
Switzerland — 5.1%
Logitech International SA	274,340	7,935,059
Lonza Group AG	37,889	6,979,106
OC Oerlikon Corp. AG	299,960	3,240,470
Partners Group Holding AG	9,080	4,750,874
		22,905,509
Taiwan — 1.2%
AirTAC International Group	317,000	2,932,354
Merry Electronics Co. Ltd.	507,000	2,378,257
		5,310,611
United Kingdom — 8.9%
Ashtead Group plc	337,330	6,931,619
ASOS plc(1)	56,040	3,777,263
DCC plc	41,560	3,540,263
Just Eat plc(1)	266,780	1,656,825
Melrose Industries plc	2,038,560	5,394,261
NEX Group plc	633,770	4,569,064
RPC Group plc	734,700	8,323,389
Tullow Oil plc(1)	1,143,360	3,807,894

Weir Group plc (The)	93,590	2,186,750
		40,187,328
TOTAL COMMON STOCKS (Cost $399,785,668)		448,690,044
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $1,322,770), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $1,296,788)		1,296,771
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $2,649,900), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $2,594,007)		2,594,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,890,771)		3,890,771
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $403,676,439)		452,580,815
OTHER ASSETS AND LIABILITIES — 0.2%		903,528
TOTAL NET ASSETS — 100.0%		$453,484,343

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Consumer Discretionary	16.7%
Information Technology	14.9%
Materials	14.7%
Financials	8.9%
Health Care	7.7%
Consumer Staples	7.6%
Energy	5.5%
Telecommunication Services	1.3%
Utilities	0.6%
Real Estate	0.5%
Cash and Equivalents*	1.1%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,823,787	433,866,257	—
Temporary Cash Investments	—	3,890,771	—
	14,823,787	437,757,028	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$403,692,427
Gross tax appreciation of investments	$52,916,836
Gross tax depreciation of investments	(4,028,448)
Net tax appreciation (depreciation) of investments	$48,888,388

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2017

International Growth - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 3.5%
CSL Ltd.	143,780	12,992,431
Fortescue Metals Group Ltd.	4,149,400	21,092,319
Treasury Wine Estates Ltd.	1,863,930	17,020,286
		51,105,036
Austria — 1.0%
Erste Group Bank AG	508,740	14,799,811
Belgium — 2.2%
KBC Group NV	352,880	21,585,573
UCB SA	152,490	10,857,629
		32,443,202
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	332,350	14,778,340
China — 3.5%
Alibaba Group Holding Ltd. ADR(1)	264,600	27,227,340
Tencent Holdings Ltd.	908,900	24,236,084
		51,463,424
Denmark — 3.2%
AP Moeller - Maersk A/S, B Shares	7,880	12,847,246
Chr Hansen Holding A/S	150,280	8,969,447
DSV A/S	325,320	16,013,671
Pandora A/S	86,382	9,848,522
		47,678,886
France — 14.1%
ArcelorMittal(1)	2,472,100	21,763,403
Arkema SA	160,920	15,598,789
BNP Paribas SA	399,020	23,304,641
Criteo SA ADR(1)	260,680	12,246,746
Essilor International SA	105,165	12,049,180
Kering	99,890	24,312,929
L'Oreal SA	91,420	17,002,070
Publicis Groupe SA	192,140	12,952,078
Rexel SA	668,660	10,813,391
Thales SA	95,140	9,373,588
TOTAL SA	463,930	23,124,473
Valeo SA	225,596	13,864,174
Vivendi SA	619,140	10,924,291
		207,329,753
Germany — 8.2%
adidas AG	104,510	17,537,706
Deutsche Boerse AG(1)	160,770	13,778,860
Fresenius Medical Care AG & Co. KGaA	165,770	13,794,688
HeidelbergCement AG	204,590	19,118,859
Infineon Technologies AG	793,200	14,117,303
SAP SE	253,670	23,635,495
Zalando SE(1)	462,680	18,503,651
		120,486,562

Hong Kong — 2.4%
AIA Group Ltd.	3,523,200	22,261,392
Sands China Ltd.	2,980,800	12,440,959
		34,702,351
India — 1.8%
HDFC Bank Ltd.	445,050	9,586,565
Tata Motors Ltd.	2,463,190	16,862,756
		26,449,321
Indonesia — 1.9%
Astra International Tbk PT	24,527,600	15,081,458
Bank Mandiri Persero Tbk PT	14,741,000	12,490,499
		27,571,957
Ireland — 3.1%
Bank of Ireland(1)	25,164,670	5,971,714
CRH plc	736,150	24,850,778
Ryanair Holdings plc ADR(1)	189,661	15,504,787
		46,327,279
Israel — 0.6%
Mobileye NV(1)	208,880	9,508,218
Italy — 1.1%
Azimut Holding SpA	461,285	7,745,659
UniCredit SpA	612,480	8,208,091
		15,953,750
Japan — 14.7%
Calbee, Inc.	490,900	16,648,084
CyberAgent, Inc.	212,000	5,897,014
Daikin Industries Ltd.	179,100	17,002,105
Daito Trust Construction Co. Ltd.	83,200	11,641,853
FANUC Corp.	65,400	12,879,746
Fuji Heavy Industries Ltd.	226,200	8,470,545
Isuzu Motors Ltd.	305,300	4,085,794
Keyence Corp.	45,000	17,407,984
Komatsu Ltd.	682,300	16,461,562
MonotaRO Co. Ltd.	209,100	5,918,715
Nitori Holdings Co. Ltd.	139,900	16,288,148
Omron Corp.	218,100	9,376,679
ORIX Corp.	1,208,600	18,799,488
Rohm Co. Ltd.	132,300	8,549,539
Ryohin Keikaku Co. Ltd.	48,600	10,274,156
Shin-Etsu Chemical Co. Ltd.	139,700	11,816,895
Start Today Co. Ltd.	753,900	15,756,440
Sysmex Corp.	155,100	8,959,891
		216,234,638
Mexico — 0.9%
Cemex SAB de CV ADR(1)	1,524,923	12,900,849
Netherlands — 1.8%
ASML Holding NV	151,910	18,418,824
Heineken NV	93,340	7,703,091
		26,121,915
Norway — 1.9%
DNB ASA	801,980	13,153,486
Statoil ASA	812,599	14,384,170
		27,537,656

Portugal — 1.1%
Jeronimo Martins SGPS SA	1,037,581	16,686,050
Russia — 0.4%
Magnit PJSC GDR	174,420	6,359,353
Spain — 1.3%
Industria de Diseno Textil SA	609,030	19,562,648
Sweden — 2.8%
Hexagon AB, B Shares	435,950	17,608,775
Lundin Petroleum AB(1)	738,850	15,142,717
Sandvik AB	632,360	8,602,775
		41,354,267
Switzerland — 5.1%
Cie Financiere Richemont SA	166,740	12,285,319
Julius Baer Group Ltd.	390,490	19,109,457
Roche Holding AG	143,374	34,931,665
Zurich Insurance Group AG	29,950	8,269,164
		74,595,605
United Kingdom — 22.0%
Ashtead Group plc	1,020,175	20,963,046
ASOS plc(1)	238,576	16,080,735
Auto Trader Group plc	1,015,430	4,979,507
Aviva plc	3,543,245	21,895,250
British American Tobacco plc	471,130	29,697,771
Bunzl plc	419,600	11,740,900
Compass Group plc	772,560	14,360,297
HSBC Holdings plc (Hong Kong)	1,602,400	12,901,107
London Stock Exchange Group plc	440,900	16,839,457
Reckitt Benckiser Group plc	154,306	13,998,419
RELX plc	794,190	14,831,337
Rio Tinto plc	626,430	25,627,774
Royal Dutch Shell plc, Class A	559,197	14,443,029
Shire plc	449,390	27,067,152
St. James's Place plc	1,041,351	13,632,295
Tullow Oil plc(1)	2,615,520	8,710,838
Weir Group plc (The)	825,780	19,294,524
Whitbread plc	126,350	5,996,890
Wolseley plc	321,740	19,622,212
Worldpay Group plc	3,154,706	10,624,001
		323,306,541
TOTAL COMMON STOCKS (Cost $1,274,375,602)		1,465,257,412
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $111,666), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $109,472)		109,471
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $225,844), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $219,001)		219,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	109	109
TOTAL TEMPORARY CASH INVESTMENTS (Cost $328,580)		328,580
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,274,704,182)		1,465,585,992
OTHER ASSETS AND LIABILITIES — 0.4%		5,188,356
TOTAL NET ASSETS — 100.0%		$1,470,774,348

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.1%
Financials	18.2%
Industrials	14.2%
Information Technology	13.4%
Materials	11.1%
Consumer Staples	9.5%
Health Care	8.1%
Energy	5.2%
Real Estate	0.8%
Cash and Equivalents*	0.4%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	27,227,340	24,236,084	—
France	12,246,746	195,083,007	—
Ireland	15,504,787	30,822,492	—
Israel	9,508,218	—	—
Mexico	12,900,849	—	—
Other Countries	—	1,137,727,889	—
Temporary Cash Investments	109	328,471	—
	77,388,049	1,388,197,943	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,279,712,052
Gross tax appreciation of investments	$206,744,544
Gross tax depreciation of investments	(20,870,604)
Net tax appreciation (depreciation) of investments	$185,873,940

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2017

International Opportunities - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 4.0%
Bapcor Ltd.	248,520	1,059,404
BlueScope Steel Ltd.	239,770	2,246,423
Domino's Pizza Enterprises Ltd.	7,020	299,790
Northern Star Resources Ltd.	226,770	728,493
Pact Group Holdings Ltd.	199,220	1,018,789
		5,352,899
Austria — 0.7%
Lenzing AG	5,930	932,913
Belgium — 1.0%
Galapagos NV(1)	19,350	1,366,079
Brazil — 3.0%
CVC Brasil Operadora e Agencia de Viagens SA	113,800	1,042,289
Cyrela Brazil Realty SA Empreendimentos e Participacoes	223,800	933,054
EcoRodovias Infraestrutura e Logistica SA	364,600	1,074,884
Iguatemi Empresa de Shopping Centers SA	102,400	1,023,920
		4,074,147
Canada — 9.7%
Alamos Gold, Inc., Class A	87,850	635,626
Canadian Energy Services & Technology Corp.	168,080	947,839
Descartes Systems Group, Inc. (The)(1)	67,360	1,412,927
Enerflex Ltd.	72,830	950,266
FirstService Corp.	24,980	1,438,955
HudBay Minerals, Inc.	195,280	1,512,898
New Flyer Industries, Inc.	37,670	1,247,631
Parex Resources, Inc.(1)	131,270	1,563,538
Premium Brands Holdings Corp.	22,490	1,195,109
Shopify, Inc., Class A(1)	25,880	1,532,355
Trican Well Service Ltd.	167,480	620,390
		13,057,534
China — 2.7%
China Resources Cement Holdings Ltd.	636,000	330,990
Lonking Holdings Ltd.	3,679,000	995,234
Minth Group Ltd.	234,000	744,541
Q Technology Group Co. Ltd.	879,000	645,416
Tongda Group Holdings Ltd.	2,630,000	884,244
		3,600,425
Finland — 1.8%
Konecranes Oyj	16,760	602,800
Outokumpu Oyj(1)	181,410	1,795,975
		2,398,775
France — 7.0%
Eurofins Scientific SE	3,830	1,636,390
Nexans SA(1)	27,970	1,442,308
Rubis SCA	18,040	1,691,374
SOITEC	15,840	662,845
Tarkett SA	15,840	662,509
Teleperformance	23,730	2,627,083

Worldline SA(1)	24,100	695,862
		9,418,371
Germany — 4.8%
AURELIUS Equity Opportunities SE & Co. KGaA	15,510	1,027,612
CTS Eventim AG & Co. KGaA	29,490	1,072,215
Duerr AG	21,100	1,750,713
Grammer AG	11,500	687,005
Jungheinrich AG Preference Shares	25,450	770,431
Sartorius AG Preference Shares	14,230	1,067,931
		6,375,907
Hong Kong — 1.8%
Melco International Development Ltd.	974,000	1,495,585
Pacific Basin Shipping Ltd.	1,500,000	328,486
Sa Sa International Holdings Ltd.	1,540,000	628,863
		2,452,934
India — 2.8%
Indiabulls Housing Finance Ltd.	108,360	1,415,105
Multi Commodity Exchange of India Ltd.	45,220	757,917
Vakrangee Ltd.	333,030	1,583,320
		3,756,342
Indonesia — 0.8%
Bank Tabungan Negara Persero Tbk PT	6,886,100	1,104,998
Italy — 6.7%
Amplifon SpA	99,200	1,062,485
Banca Generali SpA	38,280	924,627
Buzzi Unicem SpA	70,100	1,736,290
Davide Campari-Milano SpA	210,370	2,128,369
FinecoBank Banca Fineco SpA	179,890	1,029,107
Moncler SpA	53,600	1,023,244
Salvatore Ferragamo SpA	35,030	1,001,248
		8,905,370
Japan — 20.8%
Anritsu Corp.	88,600	682,175
Benefit One, Inc.	18,500	526,125
Daifuku Co. Ltd.	61,200	1,429,425
DMG Mori Co. Ltd.	85,000	1,345,231
eRex Co. Ltd.	40,700	1,260,724
GMO Payment Gateway, Inc.	19,900	1,135,422
Itochu Techno-Solutions Corp.	43,800	1,187,156
JAC Recruitment Co. Ltd.	63,600	901,252
Kanto Denka Kogyo Co. Ltd.	141,000	1,340,407
Lion Corp.	56,000	967,021
Makino Milling Machine Co. Ltd.	82,000	762,740
Nachi-Fujikoshi Corp.	218,000	1,177,854
Nifco, Inc.	23,300	1,192,532
Nihon M&A Center, Inc.	23,500	720,615
Nissha Printing Co. Ltd.	23,100	656,945
Pigeon Corp.	47,900	1,409,137
SMS Co. Ltd.	29,600	655,260
Sumco Corp.	97,900	1,439,591
Tadano Ltd.	79,200	1,019,389
Tokai Tokyo Financial Holdings, Inc.	230,400	1,333,037
Topcon Corp.	92,200	1,615,111

Tsukui Corp.	107,300	657,104
Ulvac, Inc.	38,200	1,686,519
Vector, Inc.	91,700	1,061,106
Yumeshin Holdings Co. Ltd.	115,800	830,787
Zenkoku Hosho Co. Ltd.	25,500	829,610
		27,822,275
Netherlands — 0.9%
ASR Nederland NV	33,170	885,535
OCI NV	16,910	336,254
		1,221,789
New Zealand — 1.6%
a2 Milk Co. Ltd.(1)	568,250	962,847
Fisher & Paykel Healthcare Corp. Ltd.	180,900	1,187,054
		2,149,901
Norway — 0.9%
Aker BP ASA	68,750	1,209,593
South Africa — 1.9%
Dis-Chem Pharmacies Ltd.	468,740	856,900
Kumba Iron Ore Ltd.	104,350	1,706,352
		2,563,252
South Korea — 4.2%
CJ CGV Co. Ltd.	14,030	926,855
Korea Kolmar Co. Ltd.	14,330	972,019
Loen Entertainment, Inc.(1)	11,370	804,422
Medy-Tox, Inc.	2,620	953,233
SK Materials Co. Ltd.	6,710	1,011,173
Vieworks Co. Ltd.	17,540	975,694
		5,643,396
Spain — 0.2%
Prosegur Cia de Seguridad SA	55,380	320,336
Sweden — 4.4%
Dometic Group AB(1)	238,980	1,813,543
Saab AB, B Shares	53,260	2,112,321
SSAB AB, A Shares(1)	503,210	1,991,857
		5,917,721
Switzerland — 3.7%
Logitech International SA	55,230	1,597,483
Straumann Holding AG	4,420	1,872,564
Temenos Group AG	18,390	1,421,799
		4,891,846
Taiwan — 2.3%
Advanced Ceramic X Corp.	110,000	1,146,670
AirTAC International Group	132,000	1,221,043
Basso Industry Corp.	223,000	640,163
		3,007,876
Thailand — 0.7%
Taokaenoi Food & Marketing PCL	1,200,100	962,679
United Kingdom — 11.2%
Ashmore Group plc	334,060	1,475,686
ASOS plc(1)	30,370	2,047,029
BBA Aviation plc	368,650	1,395,190
Bellway plc	42,360	1,369,777
NEX Group plc	176,800	1,274,611

Rentokil Initial plc	848,530	2,517,481
RPC Group plc	229,950	2,605,095
Serco Group plc(1)	537,690	785,953
Spectris plc	52,180	1,573,366
		15,044,188
TOTAL COMMON STOCKS (Cost $110,086,486)		133,551,546
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $92,302), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $90,489)		90,488
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $185,694), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $181,001)		181,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	109	109
TOTAL TEMPORARY CASH INVESTMENTS (Cost $271,597)		271,597
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $110,358,083)		133,823,143
OTHER ASSETS AND LIABILITIES — 0.2%		255,959
TOTAL NET ASSETS — 100.0%		$134,079,102

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.8%
Information Technology	15.7%
Consumer Discretionary	15.3%
Materials	14.8%
Financials	9.1%
Health Care	8.0%
Consumer Staples	6.9%
Energy	4.0%
Utilities	2.2%
Real Estate	1.8%
Cash and Equivalents*	0.4%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,532,355	132,019,191	—
Temporary Cash Investments	109	271,488	—
	1,532,464	132,290,679	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$110,977,979
Gross tax appreciation of investments	$23,864,937
Gross tax depreciation of investments	(1,019,773)
Net tax appreciation (depreciation) of investments	$22,845,164

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2017

International Value - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Australia — 7.3%
Australia & New Zealand Banking Group Ltd.	74,871	1,773,771
BWP Trust	42,427	92,707
CIMIC Group Ltd.	9,293	268,895
Commonwealth Bank of Australia	9,993	630,706
Dexus Property Group	19,760	143,016
Downer EDI Ltd.	162,103	873,719
Flight Centre Travel Group Ltd.	5,006	110,691
Fortescue Metals Group Ltd.	79,598	404,614
Mineral Resources Ltd.	17,194	147,382
Mirvac Group	26,012	42,878
Scentre Group	78,874	263,661
Telstra Corp. Ltd.	227,306	840,008
Westpac Banking Corp.	38,812	1,002,817
		6,594,865
Belgium — 1.2%
Bekaert SA	3,029	134,053
KBC Group NV	16,055	982,080
		1,116,133
China — 1.0%
China CITIC Bank Corp. Ltd., H Shares(1)	359,000	246,489
China Construction Bank Corp., H Shares	572,000	470,840
Industrial & Commercial Bank of China Ltd., H Shares	280,000	183,591
		900,920
Denmark — 1.1%
H. Lundbeck A/S	2,607	106,407
TDC A/S	53,052	285,491
Vestas Wind Systems A/S	7,891	585,343
		977,241
Finland — 0.5%
UPM-Kymmene Oyj	20,633	490,288
France — 11.0%
AXA SA	53,743	1,267,949
BNP Paribas SA	26,145	1,526,991
Casino Guichard Perrachon SA	5,525	292,162
Cie Generale des Etablissements Michelin, Class B	844	94,823
CNP Assurances	32,777	607,148
Engie SA	29,599	361,862
Faurecia	11,670	512,949
Gecina SA	756	96,189
Metropole Television SA	4,281	90,660
Orange SA	29,116	440,011
Peugeot SA(1)	52,005	989,489
Safran SA	3,474	247,172
Sanofi	5,052	435,285
Schneider Electric SE	7,328	495,996
SCOR SE	2,842	102,639
Societe Generale SA	30,889	1,371,454

TOTAL SA	13,691	682,424
Valeo SA	4,661	286,445
		9,901,648
Germany — 8.5%
Allianz SE	10,388	1,807,028
BASF SE	3,773	351,346
Daimler AG	872	63,409
Deutsche Bank AG	5,185	102,170
Deutsche EuroShop AG	3,707	153,612
Deutsche Lufthansa AG	49,754	728,971
Deutsche Telekom AG	17,776	307,148
Deutsche Wohnen AG	15,253	523,956
E.ON SE	15,334	119,010
Evonik Industries AG	1,192	38,276
Hannover Rueck SE	8,497	959,583
METRO AG	6,418	198,979
Muenchener Rueckversicherungs-Gesellschaft AG	1,236	233,600
ProSiebenSat.1 Media SE	3,242	130,016
RTL Group SA	4,018	309,119
Schaeffler AG Preference Shares	5,580	87,962
Siemens AG	10,341	1,345,305
STADA Arzneimittel AG	2,323	140,645
Uniper SE(1)	6,896	97,895
		7,698,030
Hong Kong — 3.5%
BOC Hong Kong Holdings Ltd.	226,000	893,764
Hang Seng Bank Ltd.	37,200	762,890
HK Electric Investments & HK Electric Investments Ltd.	48,500	42,359
Kerry Properties Ltd.	26,500	81,245
Link REIT	28,500	196,599
New World Development Co. Ltd.	105,000	137,423
PCCW Ltd.	634,000	386,301
Sands China Ltd.	13,200	55,093
Television Broadcasts Ltd.	16,400	71,723
WH Group Ltd.	426,000	333,100
Wharf Holdings Ltd. (The)	9,000	71,359
Wheelock & Co. Ltd.	22,000	142,975
		3,174,831
India — 0.3%
Tata Power Co. Ltd.	138,787	171,823
Yes Bank Ltd.	3,338	72,680
		244,503
Israel — 0.1%
Tower Semiconductor Ltd.(1)	2,858	65,928
Italy — 2.4%
Enel SpA	251,490	1,079,568
Eni SpA	60,170	925,564
UnipolSai SpA	95,547	202,445
		2,207,577
Japan — 25.0%
Bridgestone Corp.	23,500	937,322
Brother Industries Ltd.	14,200	267,581
Canon, Inc.	11,800	344,615

Central Japan Railway Co.	3,500	572,611
Dai-ichi Life Holdings, Inc.	8,200	154,190
Daikyo, Inc.	71,000	148,516
Daito Trust Construction Co. Ltd.	4,000	559,704
Daiwa House Industry Co. Ltd.	6,100	167,452
Daiwa Securities Group, Inc.	67,000	424,799
Fuji Heavy Industries Ltd.	25,000	936,179
Fujitsu General Ltd.	8,000	156,375
Hitachi Chemical Co. Ltd.	14,800	416,948
Hitachi Construction Machinery Co. Ltd.	27,400	637,533
Honda Motor Co. Ltd.	13,500	419,258
Idemitsu Kosan Co. Ltd.	3,300	106,333
Japan Airlines Co. Ltd.	11,200	365,773
Japan Display, Inc.	60,800	150,451
JX Holdings, Inc.	29,400	140,032
KDDI Corp.	13,600	355,783
Komatsu Ltd.	4,200	101,332
Konami Holdings Corp.	2,700	113,917
Leopalace21 Corp.	61,900	325,079
Maeda Corp.	37,000	328,355
Mazda Motor Corp.	4,400	61,724
Miraca Holdings, Inc.	9,000	430,994
Mitsubishi Chemical Holdings Corp.	85,000	652,717
Mitsubishi Corp.	11,200	252,672
Mitsubishi UFJ Financial Group, Inc.	192,100	1,262,599
Mitsui Chemicals, Inc.	40,000	203,302
Mixi, Inc.	3,900	169,060
Mizuho Financial Group, Inc.	497,100	927,873
MS&AD Insurance Group Holdings, Inc.	6,700	226,564
Nichias Corp.	11,000	103,200
Nippon Telegraph & Telephone Corp.	16,800	710,461
NSK Ltd.	28,500	406,400
NTT DOCOMO, Inc.	37,000	878,357
Open House Co. Ltd.	3,600	85,462
Oracle Corp. Japan	1,500	87,320
ORIX Corp.	30,400	472,865
Osaka Gas Co. Ltd.	126,000	485,853
Penta-Ocean Construction Co. Ltd.	10,900	51,519
SBI Holdings, Inc.	26,700	373,603
Sega Sammy Holdings, Inc.	25,000	367,840
Seiko Epson Corp.	15,200	340,003
Sompo Holdings, Inc.	4,100	153,205
Sumitomo Corp.	13,800	185,421
Sumitomo Mitsui Financial Group, Inc.	18,400	716,870
Suzuki Motor Corp.	14,500	567,119
TonenGeneral Sekiyu KK	16,000	191,553
Toshiba Plant Systems & Services Corp.	23,000	323,058
Tosoh Corp.	78,000	678,321
Toyota Boshoku Corp.	19,500	433,758
Toyota Motor Corp.	31,700	1,795,990
Toyota Tsusho Corp.	16,600	494,993
TS Tech Co. Ltd.	10,900	284,955
		22,505,769

Netherlands — 2.8%
ING Groep NV	113,128	1,559,819
NN Group NV	31,699	984,789
		2,544,608
New Zealand — 0.1%
Meridian Energy Ltd.	63,223	122,957
Norway — 0.8%
Subsea 7 SA(1)	51,352	725,856
Portugal — 1.1%
EDP - Energias de Portugal SA	309,459	956,967
Singapore — 1.1%
Jardine Cycle & Carriage Ltd.	16,504	502,987
Oversea-Chinese Banking Corp. Ltd.	22,400	151,209
StarHub Ltd.	48,100	98,850
United Overseas Bank Ltd.	13,700	210,182
		963,228
South Korea — 1.8%
Hanwha Chemical Corp.	7,097	159,106
Hyosung Corp.	1,193	138,739
Hyundai Development Co-Engineering & Construction	12,724	492,869
Lotte Chemical Corp.	350	112,823
Samsung Electronics Co. Ltd.	138	234,567
SK Innovation Co. Ltd.	3,251	444,200
		1,582,304
Spain — 5.7%
ACS Actividades de Construccion y Servicios SA	12,348	387,538
Banco Santander SA	268,051	1,463,597
Endesa SA	34,826	741,398
Indra Sistemas SA(1)	27,075	341,474
Mapfre SA	217,300	672,436
Repsol SA	43,390	643,543
Telefonica SA	83,193	850,411
		5,100,397
Sweden — 1.6%
Electrolux AB	36,352	964,114
Fabege AB	3,971	67,000
Intrum Justitia AB	6,558	237,209
Peab AB	19,757	186,919
		1,455,242
Switzerland — 2.8%
dormakaba Holding AG(1)	129	106,606
Nestle SA	3,144	232,431
Roche Holding AG	2,742	668,061
Swiss Re AG	7,217	645,280
UBS Group AG	34,114	525,458
Zurich Insurance Group AG	1,104	304,813
		2,482,649
Taiwan — 0.8%
Lite-On Technology Corp.	60,000	100,759
Quanta Computer, Inc.	201,000	413,276
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,900	217,143

		731,178

United Kingdom — 16.6%
3i Group plc	71,088	607,323
AA plc	28,562	92,714
Amec Foster Wheeler plc	31,960	174,295
Anglo American plc(1)	18,654	294,080
AstraZeneca plc	8,438	486,241
Barclays plc	139,998	393,468
BHP Billiton plc	6,814	109,706
BP plc	191,903	1,080,006
Centamin plc	35,940	77,954
Centrica plc	295,550	832,118
Evraz plc(1)	82,235	235,103
GKN plc	87,251	389,647
GlaxoSmithKline plc	41,422	847,047
Glencore plc(1)	138,520	553,548
Go-Ahead Group plc	4,091	100,003
HSBC Holdings plc (London)	380,951	3,056,026
Imperial Brands plc	5,283	248,647
Indivior plc	32,548	141,234
Investec plc	59,215	425,064
Legal & General Group plc	43,621	134,398
Marks & Spencer Group plc	48,450	201,279
Old Mutual plc	69,995	189,427
Petrofac Ltd.	22,533	249,264
Rio Tinto plc	30,592	1,251,544
Royal Dutch Shell plc, B Shares	76,361	2,059,447
Royal Mail plc	70,811	364,292
Vedanta Resources plc	32,776	350,170
		14,944,045
TOTAL COMMON STOCKS (Cost $87,319,666)		87,487,164
EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI Japan ETF	4,783	245,033
iShares MSCI EAFE Value ETF	12,100	590,117
TOTAL EXCHANGE-TRADED FUNDS (Cost $790,591)		835,150
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $410,117), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $402,062)		402,057
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $823,075), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $804,002)		804,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	706	706
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,206,763)		1,206,763
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $89,317,020)		89,529,077
OTHER ASSETS AND LIABILITIES — 0.7%		608,048
TOTAL NET ASSETS — 100.0%		$90,137,125

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	34.7%
Consumer Discretionary	12.1%
Industrials	11.2%
Energy	8.3%
Materials	7.4%
Telecommunication Services	5.7%
Utilities	5.4%
Real Estate	3.8%
Health Care	3.7%
Information Technology	3.3%
Consumer Staples	1.5%
Exchange-Traded Funds	0.9%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	217,143	87,270,021	—
Exchange-Traded Funds	835,150	—	—
Temporary Cash Investments	706	1,206,057	—
	1,052,999	88,476,078	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,376,561
Gross tax appreciation of investments	$4,843,097
Gross tax depreciation of investments	(4,690,581)
Net tax appreciation (depreciation) of investments	$152,516

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2017

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Brazil — 9.2%
Banco do Brasil SA	211,100	2,241,000
Gerdau SA Preference Shares	1,073,500	4,420,843
Itau Unibanco Holding SA ADR	542,532	6,938,984
Klabin SA	467,900	2,330,911
Kroton Educacional SA	784,800	3,444,274
Multiplan Empreendimentos Imobiliarios SA	237,700	4,913,089
Multiplan Empreendimentos Imobiliarios SA GDR	13,148	278,513
Petroleo Brasileiro SAPetrobras ADR	329,639	3,322,761
Raia Drogasil SA	168,300	3,210,380
Vale SA ADR	1,059,816	10,969,096
		42,069,851
China — 28.0%
AAC Technologies Holdings, Inc.	402,500	4,238,670
Alibaba Group Holding Ltd. ADR(1)	166,307	17,112,990
Anhui Conch Cement Co. Ltd., H Shares	1,306,000	4,550,786
Beijing Enterprises Water Group Ltd.	7,692,000	5,499,311
Brilliance China Automotive Holdings Ltd.	2,004,000	3,149,442
China Gas Holdings Ltd.	2,236,000	3,318,183
China Lodging Group Ltd. ADR	86,295	5,002,521
China Mobile Ltd.	343,000	3,782,195
China Railway Construction Corp. Ltd., H Shares	4,097,000	5,794,878
Ctrip.com International Ltd. ADR(1)	105,397	5,000,034
Industrial & Commercial Bank of China Ltd., H Shares	15,207,095	9,971,031
New Oriental Education & Technology Group, Inc. ADR(1)	79,963	3,871,009
Nine Dragons Paper Holdings Ltd.	2,358,000	2,991,962
Ping An Insurance Group Co. of China Ltd., H Shares	1,386,000	7,391,619
Shenzhou International Group Holdings Ltd.	793,000	4,739,878
Sunny Optical Technology Group Co. Ltd.	801,000	5,153,995
TAL Education Group ADR(1)	64,997	5,620,291
Tencent Holdings Ltd.	916,400	24,436,074
Weibo Corp. ADR(1)	49,424	2,496,900
Weichai Power Co. Ltd., H Shares	2,355,000	4,143,980
		128,265,749
Czech — 1.0%
Moneta Money Bank AS(1)	1,366,154	4,568,853
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	448,568	2,034,131
Commercial International Bank Egypt S.A.E. GDR	683,106	3,060,315
		5,094,446
Hungary — 2.3%
OTP Bank plc	198,688	5,771,435
Richter Gedeon Nyrt	223,320	4,953,104
		10,724,539
India — 7.4%
Bharat Financial Inclusion Ltd.(1)	372,022	4,705,285
Godrej Consumer Products Ltd.	203,557	5,030,747
Havells India Ltd.	606,322	3,690,527

HDFC Bank Ltd.	406,678	8,760,016
Larsen & Toubro Ltd.	158,908	3,499,281
Motherson Sumi Systems Ltd.	915,900	4,807,467
Vakrangee Ltd.	718,241	3,414,723
		33,908,046
Indonesia — 4.9%
Astra International Tbk PT	8,762,700	5,387,983
Bank Rakyat Indonesia Persero Tbk PT	4,724,900	4,233,845
Indofood Sukses Makmur Tbk PT	7,486,700	4,561,295
Telekomunikasi Indonesia Persero Tbk PT	8,848,200	2,554,407
United Tractors Tbk PT	3,072,200	5,678,594
		22,416,124
Malaysia — 0.7%
My EG Services Bhd	8,826,400	3,240,322
Mexico — 1.3%
Alsea SAB de CV	828,373	2,330,321
Cemex SAB de CV ADR(1)	425,048	3,595,906
		5,926,227
Peru — 1.0%
Credicorp Ltd.	27,104	4,461,860
Philippines — 0.8%
Ayala Land, Inc.	5,396,700	3,793,757
Russia — 6.4%
Moscow Exchange MICEX-RTS PJSC	2,428,536	5,166,779
Novatek PJSC GDR	29,457	3,814,682
Sberbank of Russia PJSC ADR	626,954	6,840,068
TMK PJSC	1,738,764	2,253,181
X5 Retail Group NV GDR(1)	210,785	6,386,785
Yandex NV, A Shares(1)	213,446	4,802,535
		29,264,030
South Africa — 5.7%
Aspen Pharmacare Holdings Ltd.	207,961	4,492,465
Capitec Bank Holdings Ltd.	91,774	5,072,320
Discovery Holdings Ltd.	343,871	3,224,405
Naspers Ltd., N Shares	53,070	8,486,628
Sappi Ltd.(1)	780,126	4,865,417
		26,141,235
South Korea — 13.5%
CJ Korea Express Corp.(1)	22,017	3,358,773
GS Retail Co. Ltd.	76,947	3,579,405
HS Industries Co. Ltd.	328,896	3,112,259
Kumho Petrochemical Co. Ltd.	32,662	2,215,499
Medy-Tox, Inc.	16,939	6,162,905
NAVER Corp.	5,160	3,541,154
Samsung Electronics Co. Ltd.	17,978	30,558,228
Seegene, Inc.	112,573	3,424,728
SK Hynix, Inc.	89,798	3,708,659
SK Materials Co. Ltd.	13,975	2,105,983
		61,767,593
Taiwan — 9.9%
AU Optronics Corp.	7,635,000	3,023,046
Hota Industrial Manufacturing Co. Ltd.	572,000	2,570,852
Largan Precision Co. Ltd.	36,000	5,346,796

Powertech Technology, Inc.	766,000	2,225,049
President Chain Store Corp.	472,000	3,455,045
Taiwan Paiho Ltd.	1,698,000	5,096,066
Taiwan Semiconductor Manufacturing Co. Ltd.	3,863,774	23,615,488
		45,332,342
Thailand — 4.4%
Airports of Thailand PCL	1,813,000	2,012,684
CP ALL PCL	3,379,800	5,809,629
Kasikornbank PCL	553,400	3,020,232
KCE Electronics PCL	1,068,700	3,008,115
Minor International PCL	2,597,100	2,548,328
Srisawad Power 1979 PCL	2,866,317	3,633,655
		20,032,643
Turkey — 1.5%
BIM Birlesik Magazalar AS	171,103	2,463,740
Tofas Turk Otomobil Fabrikasi AS	621,879	4,644,740
		7,108,480
United Kingdom — 1.0%
Tullow Oil plc(1)	1,446,450	4,817,318
TOTAL COMMON STOCKS (Cost $389,624,195)		458,933,415
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $146,971), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $144,084)		144,082
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $296,106), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $288,001)		288,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	376	376
TOTAL TEMPORARY CASH INVESTMENTS (Cost $432,458)		432,458
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $390,056,653)		459,365,873
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,008,604)
TOTAL NET ASSETS — 100.0%		$458,357,269

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	30.6%
Financials	19.8%
Consumer Discretionary	14.5%
Materials	9.2%
Consumer Staples	7.5%
Industrials	4.9%
Energy	4.2%
Health Care	4.1%
Real Estate	2.0%
Utilities	1.9%
Telecommunication Services	1.4%
Cash and Equivalents*	(0.10)%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	21,230,841	20,839,010	—
China	39,103,745	89,162,004	—
Mexico	3,595,906	2,330,321	—
Peru	4,461,860	—	—
Russia	4,802,535	24,461,495	—
Other Countries	—	248,945,698	—
Temporary Cash Investments	376	432,082	—
	73,195,263	386,170,610	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$390,855,437
Gross tax appreciation of investments	$75,351,460
Gross tax depreciation of investments	(6,841,024)
Net tax appreciation (depreciation) of investments	$68,510,436

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2017

NT International Growth - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Australia — 3.4%
CSL Ltd.	94,840	8,570,052
Fortescue Metals Group Ltd.	2,730,530	13,879,889
Treasury Wine Estates Ltd.	1,234,170	11,269,697
		33,719,638
Austria — 1.0%
Erste Group Bank AG	326,690	9,503,774
Belgium — 2.1%
KBC Group NV	231,480	14,159,568
UCB SA	96,300	6,856,776
		21,016,344
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	214,260	9,527,327
China — 3.4%
Alibaba Group Holding Ltd. ADR(1)	174,220	17,927,238
Tencent Holdings Ltd.	596,400	15,903,180
		33,830,418
Denmark — 3.2%
AP Moeller - Maersk A/S, B Shares	5,200	8,477,878
Chr Hansen Holding A/S	99,050	5,911,789
DSV A/S	215,150	10,590,623
Pandora A/S	57,620	6,569,330
		31,549,620
France — 13.9%
ArcelorMittal(1)	1,621,010	14,270,739
Arkema SA	105,890	10,264,453
BNP Paribas SA	269,240	15,724,879
Criteo SA ADR(1)	169,710	7,972,976
Essilor International SA	69,201	7,928,639
Kering	65,970	16,056,902
L'Oreal SA	60,500	11,251,643
Publicis Groupe SA	126,520	8,528,661
Rexel SA	434,300	7,023,384
Thales SA	63,350	6,241,505
TOTAL SA	311,001	15,501,766
Valeo SA	149,201	9,169,261
Vivendi SA	409,710	7,229,045
		137,163,853
Germany — 8.0%
adidas AG	68,780	11,541,894
Deutsche Boerse AG(1)	105,790	9,066,776
Fresenius Medical Care AG & Co. KGaA	106,450	8,858,325
HeidelbergCement AG	135,620	12,673,638
Infineon Technologies AG	520,050	9,255,804
SAP SE	166,400	15,504,184
Zalando SE(1)	305,150	12,203,660
		79,104,281

Hong Kong — 2.3%
AIA Group Ltd.	2,324,800	14,689,284
Sands China Ltd.	1,903,600	7,945,051
		22,634,335
India — 1.8%
HDFC Bank Ltd.	292,870	6,308,543
Tata Motors Ltd.	1,630,960	11,165,392
		17,473,935
Indonesia — 1.8%
Astra International Tbk PT	15,470,400	9,512,393
Bank Mandiri Persero Tbk PT	9,496,800	8,046,929
		17,559,322
Ireland — 3.1%
Bank of Ireland(1)	16,578,750	3,934,228
CRH plc	487,110	16,443,745
Ryanair Holdings plc ADR(1)	124,804	10,202,727
		30,580,700
Israel — 0.6%
Mobileye NV(1)	137,480	6,258,090
Italy — 1.1%
Azimut Holding SpA	299,444	5,028,108
UniCredit SpA	403,310	5,404,920
		10,433,028
Japan — 14.4%
Calbee, Inc.	321,200	10,892,981
CyberAgent, Inc.	129,700	3,607,748
Daikin Industries Ltd.	118,900	11,287,271
Daito Trust Construction Co. Ltd.	54,800	7,667,951
FANUC Corp.	43,000	8,468,334
Fuji Heavy Industries Ltd.	150,100	5,620,817
Isuzu Motors Ltd.	176,200	2,358,064
Keyence Corp.	29,800	11,527,954
Komatsu Ltd.	439,400	10,601,217
MonotaRO Co. Ltd.	139,200	3,940,149
Nitori Holdings Co. Ltd.	91,500	10,653,078
Omron Corp.	143,600	6,173,733
ORIX Corp.	799,600	12,437,590
Rohm Co. Ltd.	87,000	5,622,146
Ryohin Keikaku Co. Ltd.	32,100	6,786,016
Shin-Etsu Chemical Co. Ltd.	92,700	7,841,276
Start Today Co. Ltd.	496,400	10,374,714
Sysmex Corp.	99,800	5,765,294
		141,626,333
Mexico — 0.9%
Cemex SAB de CV ADR(1)	1,011,334	8,555,886
Netherlands — 1.8%
ASML Holding NV	100,200	12,149,077
Heineken NV	61,800	5,100,182
		17,249,259
Norway — 1.8%
DNB ASA	506,400	8,305,600
Statoil ASA	534,720	9,465,313
		17,770,913

Portugal — 1.1%
Jeronimo Martins SGPS SA	689,020	11,080,602
Russia — 0.4%
Magnit PJSC GDR	104,530	3,811,164
Spain — 1.3%
Industria de Diseno Textil SA	408,275	13,114,198
Sweden — 2.8%
Hexagon AB, B Shares	286,920	11,589,196
Lundin Petroleum AB(1)	495,300	10,151,164
Sandvik AB	416,570	5,667,117
		27,407,477
Switzerland — 5.6%
Chocoladefabriken Lindt & Spruengli AG	1,020	5,783,741
Cie Financiere Richemont SA	109,790	8,089,272
Julius Baer Group Ltd.	259,230	12,685,970
Roche Holding AG	96,144	23,424,540
Zurich Insurance Group AG	19,450	5,370,125
		55,353,648
United Kingdom — 19.7%
Ashtead Group plc	677,933	13,930,493
ASOS plc(1)	154,961	10,444,834
Auto Trader Group plc	673,926	3,304,825
Aviva plc	2,322,661	14,352,731
Bunzl plc	264,830	7,410,254
Compass Group plc	508,470	9,451,408
HSBC Holdings plc (Hong Kong)	1,054,400	8,489,096
London Stock Exchange Group plc	292,150	11,158,194
Reckitt Benckiser Group plc	102,120	9,264,180
RELX plc	529,060	9,880,088
Rio Tinto plc	410,916	16,810,916
Royal Dutch Shell plc, Class A	362,812	9,370,766
Shire plc	306,530	18,462,569
St. James's Place plc	685,250	8,970,588
Tullow Oil plc(1)	1,717,470	5,719,935
Weir Group plc (The)	548,450	12,814,650
Whitbread plc	83,230	3,950,306
Wolseley plc	214,900	13,106,276
Worldpay Group plc	2,080,647	7,006,928
		193,899,037
TOTAL COMMON STOCKS (Cost $837,920,086)		950,223,182
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI EAFE ETF (Cost $11,353,638)	194,600	11,742,164
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $6,396,925), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $6,271,276)		6,271,194
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $12,799,137), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $12,546,035)		12,546,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	5,636	5,636
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,822,830)		18,822,830
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $868,096,554)		980,788,176
OTHER ASSETS AND LIABILITIES — 0.4%		4,246,646
TOTAL NET ASSETS — 100.0%		$985,034,822

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.7%
Financials	17.7%
Industrials	14.0%
Information Technology	13.2%
Materials	10.9%
Health Care	8.2%
Consumer Staples	7.9%
Energy	5.1%
Real Estate	0.8%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	2.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	17,927,238	15,903,180	—
France	7,972,976	129,190,877	—
Ireland	10,202,727	20,377,973	—
Israel	6,258,090	—	—
Mexico	8,555,886	—	—
Other Countries	—	733,834,235	—
Exchange-Traded Funds	11,742,164	—	—
Temporary Cash Investments	5,636	18,817,194	—
	62,664,717	918,123,459	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$873,237,404
Gross tax appreciation of investments	$119,454,540
Gross tax depreciation of investments	(11,903,768)
Net tax appreciation (depreciation) of investments	$107,550,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 28, 2017

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 7.0%
Alumina Ltd.	743,680	1,051,981
APN Outdoor Group Ltd.	264,189	1,201,144
Bapcor Ltd.	431,641	1,840,022
Challenger Ltd.	430,930	3,779,708
Pact Group Holdings Ltd.	338,333	1,730,197
South32 Ltd.	673,290	1,285,367
Treasury Wine Estates Ltd.	556,079	5,077,778
		15,966,197
Austria — 1.3%
Lenzing AG	10,170	1,599,953
Wienerberger AG	76,200	1,501,508
		3,101,461
Belgium — 1.2%
Galapagos NV(1)	24,529	1,731,708
Ion Beam Applications	25,009	1,137,542
		2,869,250
Canada — 6.1%
CCL Industries, Inc., Class B	12,020	2,554,861
Lundin Mining Corp.(1)	419,740	2,525,013
Premium Brands Holdings Corp.	28,900	1,535,734
Seven Generations Energy Ltd.(1)	145,014	2,686,941
Sleep Country Canada Holdings, Inc.	122,710	2,702,355
Trican Well Service Ltd.	513,000	1,900,286
		13,905,190
China — 2.6%
Brilliance China Automotive Holdings Ltd.	2,066,000	3,246,880
Tongda Group Holdings Ltd.	7,780,000	2,615,749
		5,862,629
Denmark — 3.8%
Ambu A/S, B Shares	14,370	578,744
DSV A/S	92,774	4,566,742
Genmab A/S(1)	18,122	3,589,870
		8,735,356
Finland — 2.3%
Cargotec Oyj	9,390	456,403
Konecranes Oyj	45,720	1,644,394
Nokian Renkaat Oyj	81,213	3,194,554
		5,295,351
France — 8.8%
Arkema SA	31,000	3,004,987
Aroundtown Property Holdings plc	284,892	1,303,838
BioMerieux	14,470	2,224,312
Eurofins Scientific SE	5,069	2,165,760
Maisons du Monde SA(1)	60,764	1,660,832
Nexans SA(1)	76,955	3,968,282
SEB SA	6,300	829,939

Teleperformance	44,947	4,975,959
		20,133,909
Germany — 5.2%
AURELIUS Equity Opportunities SE & Co. KGaA	40,270	2,668,082
CompuGroup Medical SE	25,817	1,034,260
Dialog Semiconductor plc(1)	13,830	728,839
Drillisch AG	55,805	2,530,327
KION Group AG	26,529	1,547,451
Salzgitter AG	91,640	3,350,347
		11,859,306
Hong Kong — 2.2%
ASM Pacific Technology Ltd.	289,300	3,598,129
PRADA SpA	394,500	1,504,232
		5,102,361
Ireland — 1.1%
Bank of Ireland(1)	10,697,736	2,538,631
Israel — 0.7%
Mobileye NV(1)	34,720	1,580,454
Italy — 4.2%
Buzzi Unicem SpA	77,870	1,928,743
FinecoBank Banca Fineco SpA	294,840	1,686,708
Industria Macchine Automatiche SpA	24,350	1,727,067
Salvatore Ferragamo SpA	102,013	2,915,797
Unione di Banche Italiane SpA	453,770	1,418,135
		9,676,450
Japan — 24.4%
Ain Holdings, Inc.	15,800	1,134,950
Alps Electric Co. Ltd.	65,600	1,953,198
Anritsu Corp.	123,100	947,808
CyberAgent, Inc.	48,400	1,346,299
Daito Trust Construction Co. Ltd.	9,500	1,329,298
Daiwa Securities Group, Inc.	395,000	2,504,415
Disco Corp.	14,800	2,225,039
DMG Mori Co. Ltd.	185,000	2,927,856
Don Quijote Holdings Co. Ltd.	50,100	1,774,872
eRex Co. Ltd.	82,500	2,555,521
Hachijuni Bank Ltd. (The)	94,100	594,695
Kanto Denka Kogyo Co. Ltd.	226,000	2,148,453
Mabuchi Motor Co. Ltd.	37,100	2,004,513
NGK Spark Plug Co. Ltd.	141,400	3,200,678
Nippon Shinyaku Co. Ltd.	27,100	1,461,801
Nissha Printing Co. Ltd.	90,900	2,585,122
Nitori Holdings Co. Ltd.	14,700	1,711,478
Omron Corp.	73,200	3,147,056
Seria Co. Ltd.	36,100	2,840,572
Sony Financial Holdings, Inc.	154,800	2,719,972
Start Today Co. Ltd.	64,100	1,339,684
Sumco Corp.	225,600	3,317,381
Taiyo Nippon Sanso Corp.	153,600	1,908,635
Takeuchi Manufacturing Co. Ltd.	64,900	1,298,635
Temp Holdings Co. Ltd.	135,500	2,295,220
Topcon Corp.	192,200	3,366,858

Yumeshin Holdings Co. Ltd.	204,000	1,463,563
		56,103,572
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	452,810	767,244
Norway — 3.0%
Aker BP ASA	77,483	1,363,242
Marine Harvest ASA	188,395	3,294,412
Storebrand ASA(1)	274,170	1,851,020
TGS Nopec Geophysical Co. ASA	15,080	330,974
		6,839,648
Spain — 1.6%
Atresmedia Corp. de Medios de Comunicacion SA	104,900	1,210,217
Bankia SA	2,614,480	2,584,203
		3,794,420
Sweden — 5.5%
Boliden AB	103,106	3,148,031
Dometic Group AB(1)	186,061	1,411,958
Intrum Justitia AB	53,480	1,934,418
Loomis AB, B Shares	39,200	1,216,396
Lundin Petroleum AB(1)	57,224	1,172,805
RaySearch Laboratories AB	65,074	1,658,101
SSAB AB, A Shares	511,260	2,023,721
		12,565,430
Switzerland — 4.7%
Logitech International SA	141,430	4,090,747
Lonza Group AG	13,839	2,549,126
OC Oerlikon Corp. AG	150,290	1,623,584
Partners Group Holding AG	4,700	2,459,153
		10,722,610
United Kingdom — 11.9%
Ashtead Group plc	180,790	3,714,960
ASOS plc(1)	26,749	1,802,963
BBA Aviation plc	455,540	1,724,034
Cineworld Group plc	206,400	1,637,833
CVS Group plc	134,080	1,736,936
DCC plc	17,222	1,467,045
Just Eat plc(1)	115,740	718,798
Melrose Industries plc	1,011,237	2,675,848
NEX Group plc	335,790	2,420,824
Rentokil Initial plc	799,400	2,371,718
RPC Group plc	355,157	4,023,561
Tullow Oil plc(1)	591,430	1,969,723
Weir Group plc (The)	42,010	981,572
		27,245,815
TOTAL COMMON STOCKS (Cost $196,269,385)		224,665,284
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $1,524,039), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $1,494,105)		1,494,085
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $3,051,400), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $2,989,008)		2,989,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,372	1,372
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,484,457)		4,484,457
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $200,753,842)		229,149,741
OTHER ASSETS AND LIABILITIES — 0.1%		287,848
TOTAL NET ASSETS — 100.0%		$229,437,589

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.4%
Consumer Discretionary	16.2%
Materials	14.8%
Information Technology	12.4%
Financials	11.9%
Health Care	8.5%
Consumer Staples	5.1%
Energy	4.2%
Real Estate	1.2%
Utilities	1.1%
Telecommunication Services	1.1%
Cash and Equivalents*	2.1%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,580,454	223,084,830	—
Temporary Cash Investments	1,372	4,483,085	—
	1,581,826	227,567,915	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$200,907,641
Gross tax appreciation of investments	$29,932,025
Gross tax depreciation of investments	(1,689,925)
Net tax appreciation (depreciation) of investments	$28,242,100

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 28, 2017

NT International Value - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd.	765,373	18,132,476
BWP Trust	482,936	1,055,261
CIMIC Group Ltd.	104,548	3,025,124
Commonwealth Bank of Australia	108,020	6,817,655
Dexus Property Group	228,581	1,654,389
Downer EDI Ltd.	1,585,842	8,547,532
Flight Centre Travel Group Ltd.	49,247	1,088,932
Fortescue Metals Group Ltd.	848,813	4,314,705
Mineral Resources Ltd.	152,019	1,303,062
Mirvac Group	271,213	447,069
Scentre Group	565,059	1,888,886
Telstra Corp. Ltd.	2,114,275	7,813,291
Westpac Banking Corp.	407,011	10,516,266
		66,604,648
Belgium — 1.3%
Bekaert SA	32,378	1,432,934
KBC Group NV	167,999	10,276,453
		11,709,387
China — 0.9%
China CITIC Bank Corp. Ltd., H Shares(1)	3,455,000	2,372,200
China Construction Bank Corp., H Shares	5,165,000	4,251,549
Industrial & Commercial Bank of China Ltd., H Shares	2,704,000	1,772,966
		8,396,715
Denmark — 1.0%
H. Lundbeck A/S	19,500	795,913
TDC A/S	488,956	2,631,235
Vestas Wind Systems A/S	77,825	5,772,948
		9,200,096
Finland — 0.5%
UPM-Kymmene Oyj	193,570	4,599,674
France — 11.1%
AXA SA	542,686	12,803,496
BNP Paribas SA	263,566	15,393,491
Casino Guichard Perrachon SA	48,587	2,569,277
Cie Generale des Etablissements Michelin, Class B	8,966	1,007,324
CNP Assurances	307,198	5,690,413
Engie SA	313,660	3,834,641
Faurecia	119,457	5,250,671
Metropole Television SA	58,022	1,228,755
Orange SA	325,286	4,915,830
Peugeot SA(1)	522,724	9,945,773
Safran SA	40,497	2,881,332
Sanofi	51,225	4,413,595
Schneider Electric SE	64,432	4,361,082
SCOR SE	36,591	1,321,481
Societe Generale SA	304,046	13,499,470
TOTAL SA	144,012	7,178,241

Valeo SA	50,116	3,079,917
		99,374,789
Germany — 8.7%
Allianz SE	107,606	18,718,429
BASF SE	37,147	3,459,174
Daimler AG	15,257	1,109,446
Deutsche Bank AG	55,165	1,087,017
Deutsche EuroShop AG	27,428	1,136,573
Deutsche Lufthansa AG	479,132	7,020,000
Deutsche Telekom AG	124,523	2,151,609
Deutsche Wohnen AG	148,644	5,106,074
E.ON SE	175,786	1,364,303
Evonik Industries AG	21,905	703,378
Hannover Rueck SE	85,369	9,640,891
METRO AG	79,392	2,461,416
Muenchener Rueckversicherungs-Gesellschaft AG	15,729	2,972,732
ProSiebenSat.1 Media SE	31,633	1,268,596
RTL Group SA	35,143	2,703,677
Schaeffler AG Preference Shares	43,982	693,326
Siemens AG	99,381	12,928,897
STADA Arzneimittel AG	27,103	1,640,942
Uniper SE(1)	95,097	1,349,993
		77,516,473
Hong Kong — 3.6%
BOC Hong Kong Holdings Ltd.	2,191,000	8,664,764
Hang Seng Bank Ltd.	369,800	7,583,784
HK Electric Investments & HK Electric Investments Ltd.	918,000	801,767
Kerry Properties Ltd.	261,000	800,191
Link REIT	281,500	1,941,842
New World Development Co. Ltd.	1,008,000	1,319,260
PCCW Ltd.	5,916,000	3,604,668
Sands China Ltd.	150,800	629,394
Television Broadcasts Ltd.	157,900	690,554
WH Group Ltd.	4,799,500	3,752,846
Wharf Holdings Ltd. (The)	89,000	705,658
Wheelock & Co. Ltd.	272,000	1,767,690
		32,262,418
India — 0.3%
Tata Power Co. Ltd.	1,636,147	2,025,603
Yes Bank Ltd.	34,013	740,582
		2,766,185
Israel — 0.1%
Tower Semiconductor Ltd.(1)	33,402	770,512
Italy — 2.5%
Enel SpA	2,622,881	11,259,206
Eni SpA	613,087	9,430,799
UnipolSai SpA	736,170	1,559,796
		22,249,801
Japan — 25.3%
Bridgestone Corp.	239,500	9,552,713
Brother Industries Ltd.	120,500	2,270,671
Canon, Inc.	141,700	4,138,303
Central Japan Railway Co.	38,700	6,331,443

Dai-ichi Life Holdings, Inc.	84,000	1,579,510
Daikyo, Inc.	666,000	1,393,119
Daito Trust Construction Co. Ltd.	36,000	5,037,340
Daiwa House Industry Co. Ltd.	68,000	1,866,679
Daiwa Securities Group, Inc.	747,000	4,736,197
Fuji Heavy Industries Ltd.	243,400	9,114,636
Fujitsu General Ltd.	66,000	1,290,097
Hitachi Chemical Co. Ltd.	154,800	4,361,049
Hitachi Construction Machinery Co. Ltd.	275,100	6,400,920
Honda Motor Co. Ltd.	145,300	4,512,454
Idemitsu Kosan Co. Ltd.	33,100	1,066,554
Japan Airlines Co. Ltd.	111,600	3,644,670
Japan Display, Inc.	541,000	1,338,716
JX Holdings, Inc.	214,500	1,021,665
KDDI Corp.	116,400	3,045,081
Komatsu Ltd.	58,200	1,404,167
Konami Holdings Corp.	29,200	1,231,991
Leopalace21 Corp.	637,900	3,350,047
Maeda Corp.	341,000	3,026,187
Mazda Motor Corp.	44,600	625,658
Miraca Holdings, Inc.	87,100	4,171,062
Mitsubishi Chemical Holdings Corp.	887,100	6,812,063
Mitsubishi Corp.	85,400	1,926,622
Mitsubishi UFJ Financial Group, Inc.	1,874,400	12,319,702
Mitsui Chemicals, Inc.	472,000	2,398,967
Mixi, Inc.	41,400	1,794,633
Mizuho Financial Group, Inc.	4,775,500	8,913,813
MS&AD Insurance Group Holdings, Inc.	59,900	2,025,547
Nichias Corp.	73,000	684,872
Nippon Telegraph & Telephone Corp.	189,600	8,018,066
NSK Ltd.	284,700	4,059,721
NTT DOCOMO, Inc.	359,800	8,541,427
Open House Co. Ltd.	29,800	707,433
Oracle Corp. Japan	22,300	1,298,162
ORIX Corp.	328,500	5,109,740
Osaka Gas Co. Ltd.	1,401,000	5,402,227
Penta-Ocean Construction Co. Ltd.	124,600	588,923
SBI Holdings, Inc.	289,900	4,056,458
Sega Sammy Holdings, Inc.	279,300	4,109,510
Seiko Epson Corp.	153,400	3,431,343
Sompo Holdings, Inc.	34,600	1,292,900
Sumitomo Corp.	72,900	979,506
Sumitomo Mitsui Financial Group, Inc.	199,300	7,764,797
Suzuki Motor Corp.	141,300	5,526,478
TonenGeneral Sekiyu KK	132,000	1,580,311
Toshiba Plant Systems & Services Corp.	213,700	3,001,634
Tosoh Corp.	765,000	6,652,766
Toyota Boshoku Corp.	189,600	4,217,459
Toyota Motor Corp.	318,100	18,022,222
Toyota Tsusho Corp.	156,400	4,663,670
TS Tech Co. Ltd.	125,600	3,283,521
		225,695,422

Netherlands — 2.9%
ING Groep NV	1,159,699	15,990,027
NN Group NV	306,969	9,536,572
		25,526,599
New Zealand — 0.2%
Meridian Energy Ltd.	799,091	1,554,081
Norway — 0.8%
Subsea 7 SA(1)	527,587	7,457,394
Portugal — 1.0%
EDP - Energias de Portugal SA	2,919,365	9,027,807
Singapore — 1.0%
Jardine Cycle & Carriage Ltd.	154,548	4,710,108
Oversea-Chinese Banking Corp. Ltd.	74,100	500,204
StarHub Ltd.	680,700	1,398,898
United Overseas Bank Ltd.	158,100	2,425,539
		9,034,749
South Korea — 1.8%
Hanwha Chemical Corp.	71,983	1,613,769
Hyosung Corp.	13,365	1,554,276
Hyundai Development Co-Engineering & Construction	124,322	4,815,656
Lotte Chemical Corp.	4,789	1,543,746
Samsung Electronics Co. Ltd.	1,356	2,304,870
SK Innovation Co. Ltd.	30,603	4,181,440
		16,013,757
Spain — 5.7%
ACS Actividades de Construccion y Servicios SA	129,204	4,055,030
Banco Santander SA	2,589,100	14,136,861
Endesa SA	356,924	7,598,424
Indra Sistemas SA(1)	250,358	3,157,553
Mapfre SA	2,102,915	6,507,483
Repsol SA	432,672	6,417,215
Telefonica SA	914,476	9,347,906
		51,220,472
Sweden — 1.6%
Electrolux AB	361,851	9,596,872
Fabege AB	24,899	420,105
Intrum Justitia AB	56,345	2,038,048
Peab AB	218,931	2,071,290
		14,126,315
Switzerland — 3.0%
dormakaba Holding AG	1,263	1,043,750
Nestle SA	43,121	3,187,867
Roche Holding AG	30,077	7,327,965
Swiss Re AG	84,058	7,515,715
UBS Group AG	365,695	5,632,799
Zurich Insurance Group AG	7,246	2,000,613
		26,708,709
Taiwan — 0.8%
Lite-On Technology Corp.	728,000	1,222,540
Quanta Computer, Inc.	1,882,000	3,869,580
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,680	2,066,950
		7,159,070

United Kingdom — 16.7%
3i Group plc	668,498	5,711,148
AA plc	339,853	1,103,185
Amec Foster Wheeler plc	295,772	1,613,004
Anglo American plc(1)	201,938	3,183,553
AstraZeneca plc	88,698	5,111,230
Barclays plc	1,485,292	4,174,452
BHP Billiton plc	75,520	1,215,875
BP plc	1,948,164	10,964,026
Centamin plc	499,723	1,083,902
Centrica plc	2,906,411	8,182,969
Evraz plc(1)	859,164	2,456,280
GKN plc	810,509	3,619,587
GlaxoSmithKline plc	419,899	8,586,604
Glencore plc(1)	1,362,644	5,445,341
Go-Ahead Group plc	52,852	1,291,954
HSBC Holdings plc (London)	3,790,721	30,409,532
Indivior plc	287,390	1,247,058
Investec plc	643,323	4,617,978
Legal & General Group plc	595,094	1,833,503
Marks & Spencer Group plc	622,433	2,585,815
Old Mutual plc	561,862	1,520,564
Petrofac Ltd.	239,279	2,646,947
Rio Tinto plc	305,418	12,494,905
Royal Dutch Shell plc, B Shares	777,422	20,966,979
Royal Mail plc	704,575	3,624,732
Vedanta Resources plc	316,790	3,384,496
		149,075,619
TOTAL COMMON STOCKS (Cost $819,841,240)		878,050,692
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Japan ETF	18,000	922,140
iShares MSCI EAFE Value ETF	20,000	975,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,838,195)		1,897,540
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $2,649,014), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $2,596,982)		2,596,948
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $5,299,800), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $5,195,014)		5,195,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,725	2,725
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,794,673)		7,794,673
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $829,474,108)		887,742,905
OTHER ASSETS AND LIABILITIES — 0.6%		5,589,254
TOTAL NET ASSETS — 100.0%		$893,332,159

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	35.1%
Consumer Discretionary	12.4%
Industrials	11.0%
Energy	8.3%
Materials	8.0%
Utilities	5.9%
Telecommunication Services	5.7%
Health Care	3.8%
Real Estate	3.6%
Information Technology	3.1%
Consumer Staples	1.4%
Exchange-Traded Funds	0.2%
Cash and Equivalents*	1.5%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,066,950	875,983,742	—
Exchange-Traded Funds	1,897,540	—	—
Temporary Cash Investments	2,725	7,791,948	—
	3,967,215	883,775,690	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$835,741,846
Gross tax appreciation of investments	$71,171,359
Gross tax depreciation of investments	(19,170,300)
Net tax appreciation (depreciation) of investments	$52,001,059

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2017